UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA			19312
(Address of principal executive offices)			(Zip code)

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2014

Item 1. Reports to Stockholders.

Annual Report

September 30, 2014

Long/short equity funds

Turner Medical Sciences Long/Short Fund

Turner Spectrum Fund

Turner Titan Fund

U.S. growth equity funds

Turner Emerging Growth Fund

Turner Large Growth Fund

Turner Midcap Growth Fund

Turner Small Cap Growth Fund

Contents

2	Letter to shareholders
4	Total returns of the Turner Funds
6	Investment review: Turner Medical Sciences Long/Short Fund
7	Investment review: Turner Spectrum Fund
8	Investment review: Turner Titan Fund
9	Investment review: Turner Emerging Growth Fund
10	Investment review: Turner Large Growth Fund
11	Investment review: Turner Midcap Growth Fund
12	Investment review: Turner Small Cap Growth Fund
13	Schedules of investments
32	Financial statements
46	Notes to financial statements
55	Report of independent registered public accounting firm
56	Notice to shareholders
57	Disclosure of fund expenses
59	Trustees and officers of the Trust

Turner Funds

As of September 30, 2014, the Turner Funds offered a series of seven mutual funds to individual and institutional investors. The minimum initial investment for Institutional Class Shares in a Turner Fund is $250,000 (except for $100,000 for the Turner Medical Sciences Long/Short Fund, the Turner Spectrum Fund, and the Turner Titan Fund) for regular accounts and $100,000 for individual retirement accounts. The minimum initial investment for Investor Class Shares, Retirement Class Shares and Class C Shares is $2,500 for regular accounts and $2,000 for individual retirement accounts.

Turner Investments, L.P., based in Berwyn, Pennsylvania, serves as the investment adviser for the Turner Funds. Turner Investments, L.P., founded in 1990, manages more than $1.9 billion in stock investments as of September 30, 2014.

Shareholder services

Turner Funds shareholders receive annual and semiannual reports, quarterly account statements, and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1.800.224.6312, may visit our website, www.turnerinvestments.com, or may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

TURNER FUNDS 2014 ANNUAL REPORT 1

LETTER TO SHAREHOLDERS (Unaudited)

To our shareholders

The stock market concluded a robust 2013 with all global equity indices posting absolute gains for the fourth quarter. Highlighting the quarter was the 10.5% return of the S&P 500 Index, which vaulted that bellwether to a 30% gain for the full year, its best result since 1997. In turn, all global indices — save emerging markets — posted strong gains for the year. For all of the noise in 2013 — the U.S. government shutdown, tapering fears, the threat of military action in Syria, and Cyprus seeking a bailout — markets showed tremendous resiliency. In the face of such macroeconomic concerns investors chose to focus on the prospects of a growing global economy led by the U.S. In fact, U.S. corporate earnings rose for a fourth consecutive year to a record $109 a share for S&P 500 companies (source: S&P Capital IQ). All along the capitalization and style spectra stocks were up dramatically. Large-cap stocks reversed the dominance that small-cap stocks had displayed through the second and third quarters. The Russell 1000 Index posted a return of 10.2%, outpacing the 8.7% return of the Small-Cap Russell 2000 Index, though, for the year, small cap stocks were the clear winners with the Russell 2000 Index up over 38%. From a style perspective, performance was capitalization dependent. Broadly, the Russell 3000 Growth Index outperformed the Russell 3000 Value Index but only on the relative strength of large caps. Both the Russell Midcap Value Index and Russell 2000 Value Index outperformed their growth counterparts. For 2013, growth stocks outpaced value stocks across the market cap spectrum with the largest discrepancy coming from small cap stocks. Here, the Russell 2000 Growth Index gained 43.3% versus the Russell 2000 Value Index gain of 34.5%. All nine sectors of the Russell 3000 Index produced positive returns in the quarter. The best-performing sectors were producer durables and materials/processing while defensive sectors utilities and consumer staples lagged. For the year, the consumer discretionary (+45.9%) and health care (+41.8%) sectors led the way aided by a more confident consumer and the explosive growth in biotech stocks. Utility (+19.6%) stocks were the worst performing sector in this upward moving market as is typically the case in such an environment.

After a heady 2013, equity markets stumbled out of the gate in January and by the first trading day of February, global and US equity markets had plummeted over 5%, as measured by the MSCI World Index and Russell 3000 Index, respectively. Weaker than expected US manufacturing, disappointing data from China that adversely affected emerging markets and worries over deflation in the euro zone all combined to drive investors to safer assets. From that low, however, markets retraced their steps steadily through the rest of February and into March, as the Ukrainian crisis eased and China hinted at stimulus for its slowing economy. Ultimately, global equity markets generally ended the quarter with positive returns. US markets fared better than non-US markets: the Russell 3000 Index posted a 1.97% return, while the MSCI World ex-USA Index eked out a 0.09% return. Along the capitalization spectrum of US stocks, mid-cap stocks posted the highest returns (Russell Midcap Index up 3.53%), followed by large caps while small caps brought up the rear with a 1.12% gain for the Russell 2000 Index. The flight to perceived safety, mentioned above, seems to have manifested itself across styles in Q1. While growth stocks jumped out well ahead of value stocks early in the quarter, a search for yield and lower volatility in the wake of the late-January swoon benefited value stocks in March, pushing them ahead of growth stocks in all capitalization ranges for the quarter. The 2.92% quarterly return of the Russell 3000 Value Index outstripped that of its growth counterpart by 185 basis points. In March alone, that gap was 343 basis points. Similar style performance patterns played out across all capitalization ranges. Within the mid-cap growth area, the healthcare sector was the strongest performer within the benchmark, while the financial sector posted negative returns.

The second quarter of 2014 began in much the same sluggish fashion as the first quarter. Equity markets continued to show weakness resulting from a 2.9% decline in first quarter GDP results in the U.S. linked to the severe winter weather, continuing weak sentiment towards Japan and escalating unrest in the Ukraine. In May, global equity markets moved higher and volatility across many asset classes declined. Investor fears eased as economic activity improved relative to the previous quarter, some geopolitical risks faded and interest rates remained low. In addition, monetary policy looked to be more accommodative, particularly in Europe with the European Central Bank lowering the main refinancing rate and announcing targeted long-term refinancing operations. With the U.S. manufacturing and labor reports indicating continued recovery and growth, U.S. markets continued the upward trend in June with all U.S. indices positive for the quarter. Along the capitalization spectrum of U.S. stocks, large cap stocks posted the highest returns (Russell 1000 Index up 5.12%) with large cap growth pushing out a few basis points ahead of value. Mid caps closely followed with a 4.97% gain for the Russell Midcap Index while small caps brought up the rear with a 2.05% gain for the Russell 2000 Index. Growth stocks reversed their downward trend at the end of April, making steady gains in May and June and the growth indices ending the quarter in positive territory. Despite these gains, investors still favored value stocks in the small cap to mid cap space as lower quality outperformed. Within mid cap growth the utilities sector was the strongest performer up over 15% with the energy

2 TURNER FUNDS 2014 ANNUAL REPORT

September 30, 2014

sector a close second up over 12%. All other sectors had modest single digit returns.

U.S. equity markets reached some new highs with the S&P 500 reaching 2000 for the first time in the third quarter of 2014. However, it was not without corrections, some of which were quite sharp. In July, equity markets declined globally due to multiple concerns: the deterioration in the Ukraine-Russia border, the escalation between Israel and Hamas, Argentina's partial bond default, and the uncertainty regarding the U.S. Fed monetary policy. While these concerns continued to depress markets in August, they were offset, at least partially, by positive news out of the U.S. Second quarter GDP was revised upward and housing and manufacturing data indicated improving conditions, which compelled markets to end on a positive note. Fear returned in September with the equity markets declining sharply as long-term interest rates in the U.S. and the U.S. dollar spiked higher, causing concerns over the impact to the European and emerging markets economies and U.S. exports. The results of these seesawing markets for the quarter were relatively flat. U.S. equity markets outperformed their international counterparts with developed markets down -5.88% and emerging markets decreasing -3.49%, as measured by MSCI EAFE and MSCI Emerging Markets, respectively. Along the capitalization spectrum of U.S. stocks, large cap stocks posted the highest returns (Russell 1000 Index up 0.65%) with large cap growth handily beating value by 1.68%. Mid caps ended the quarter in negative territory with a loss of -1.66% with small caps trailing much further behind at -7.36% for the Russell 2000 Index. Growth stocks outperformed value across all market caps. Within the Russell Midcap Growth Index, the energy sector was the weakest performer at -11% giving up all the positive territory gained in the prior quarter.

The uncertainty over the direction and velocity of long-term interest rates in the U.S. is likely to increase volatility in global equity markets over the next few months, as it impacts currency moves and inflation expectations across the globe. Following the typical seasonal correction during September and October, we expect U.S. Equities to resume their moderate appreciation into year-end. Our research has shown that during periods of improving economic activity and moderately rising interest rates, companies in the health care, technology and financial sectors with above average revenue growth and improving margins typically outperform. We believe that equities should continue to be an appealing investment and our active management strategy of focusing on companies with stronger earnings growth than peers may outperform in this lower growth environment.

Sincerely,

Bob Turner

Chairman and Chief Investment Officer
Turner Investments

Past performance is no guarantee of future results. The views expressed are those of Turner Investments as of September 30, 2014, and are not intended as a forecast or investment recommendations. The indexes mentioned are not available for investment.

Bob Turner

TURNER FUNDS 2014 ANNUAL REPORT 3

PERFORMANCE (Unaudited)

Total returns of the Turner Funds

Through September 30, 2014

Current performance may be lower or higher than the performance data quoted. Please call 1.800.224.6312 or visit our Web site at www.turnerinvestments.com for the most recent month-end performance information.

The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. The indices mentioned are unmanaged statistical composites of stock-market performance. Investing in an index is not possible.

The holdings and sector weightings of the Turner Funds are subject to change. Forward-earnings projections are not predictors of stock price or investment performance, and do not represent past performance. There is no guarantee that the forward-earnings projections will accurately predict the actual earnings experience of any of the companies involved, and there is no guarantee that owning securities of companies with relatively high price-to-earnings ratios will cause the portfolio to outperform its benchmark or index.

The Turner Funds are distributed by Foreside Fund Services, LLC, Portland, Maine. The investor should consider the investment objectives, risks, charges, and expenses carefully before investing. This and other information can be found in the prospectus. A free prospectus, which contains detailed information, including fees and expenses, and the risks associated with investing in these Funds, can be obtained by calling 1.800.224.6312. Read the prospectus carefully before investing.

Fund name/Index	Six months*	Year to date*	One year	Three years	Five years	10 years	(Annualized) Since inception	Total net assets ($mil)
Turner Medical Sciences Long/Short Fund(1) — Institutional Class Shares	5.13%	13.35%	19.08%	9.91%	n/a	n/a	9.11%	$27.88
Investor Class Shares	5.08	13.27	18.83	9.68	n/a	n/a	8.89	5.97
Class C Shares	4.63	12.60	17.93	8.84	n/a	n/a	8.09	2.93
S&P 500 Health Care Index	10.21	16.62	28.43	28.84	n/a	n/a	23.19
Barclays Capital U.S. Aggregate Bond Index	2.21	4.10	3.96	2.43	n/a	n/a	4.05
Lipper Long/Short Equity Funds Average	0.74	1.39	5.74	8.18	n/a	n/a	4.25
Inception date: 2/7/11
Turner Spectrum Fund(1) — Institutional Class Shares	0.08	2.22	4.55	2.88	3.03%	n/a	4.30	120.03
Investor Class Shares	-0.08	1.99	4.25	2.61	2.76	n/a	4.03	15.63
Class C Shares(2)	-0.44	1.34	3.46	1.85	2.03	n/a	3.50	2.92
S&P 500 Index	6.42	8.34	19.73	22.99	15.70	n/a	17.94
Barclays Capital U.S. Aggregate Bond Index	2.21	4.10	3.96	2.43	4.12	n/a	4.76
Lipper Long/Short Equity Funds Average	0.74	1.39	5.74	8.18	5.44	n/a	7.46
Inception date: 5/7/09
Turner Titan Fund(1) — Institutional Class Shares	2.70	4.96	10.00	6.36	n/a	n/a	4.53	9.63
Investor Class Shares	2.44	4.72	9.68	6.05	n/a	n/a	4.26	0.55
Class C Shares	2.14	4.17	8.90	5.20	n/a	n/a	3.45	0.26
S&P 500 Index	6.42	8.34	19.73	22.99	n/a	n/a	14.11
Barclays Capital U.S. Aggregate Bond Index	2.21	4.10	3.96	2.43	n/a	n/a	4.05
Lipper Long/Short Equity Funds Average	0.74	1.39	5.74	8.18	n/a	n/a	4.25
Inception date: 2/7/11

4 TURNER FUNDS 2014 ANNUAL REPORT

PERFORMANCE (continued) (Unaudited)

Fund name/Index	Six months*	Year to date*	One year	Three years	Five years	10 years	(Annualized) Since inception	Total net assets ($mil)
Turner Emerging Growth Fund(1) — Institutional Class Shares(3)	-7.80%	-7.86%	-0.76%	18.43%	15.04%	n/a	18.97%	$25.91
Investor Class Shares	-7.91	-8.03	-1.00	18.14	14.76	9.00%	17.51	116.86
Russell 2000® Growth Index	-4.51	-4.05	3.79	21.91	15.51	9.03	5.20
Inception date: 2/27/98
Turner Large Growth Fund — Institutional Class Shares	4.31	3.74	17.03	18.08	11.85	7.16	4.27	17.43
Investor Class Shares(4)	4.17	3.53	16.77	17.80	11.58	n/a	5.47	20.52
Russell 1000® Growth Index	6.69	7.89	19.15	22.45	16.50	8.94	4.93
Inception date: 2/28/01
Turner Midcap Growth Fund(1) — Institutional Class Shares(5)	-0.34	4.16	12.25	17.64	13.65	n/a	5.83	46.25
Investor Class Shares	-0.53	3.90	11.88	17.33	13.36	8.78	10.54	187.97
Retirement Class Shares(6)	-0.53	3.83	11.74	17.12	13.11	8.47	7.92	4.67
Russell Midcap® Growth Index	3.61	5.73	14.43	22.74	17.12	10.24	8.62
Inception date: 10/1/96
Turner Small Cap Growth Fund(1)	-2.95	-4.69	0.99	20.41	14.06	8.58	11.36	130.09
Russell 2000® Growth Index	-4.51	-4.05	3.79	21.91	15.51	9.03	6.92
Inception date: 2/7/94

(1)  Investing in technology and science companies and small- and mid-capitalization companies may subject the Funds to specific inherent risks, including above-average price fluctuations.

(2)  Commenced operations on July 14, 2009.

(3)  Commenced operations on February 1, 2009.

(4)  Commenced operations on August 1, 2005.

(5)  Commenced operations on June 16, 2008.

(6)  Commenced operations on September 24, 2001.

*  Returns of less than one year are cumulative, and not annualized.

Expense Ratio†

	Gross expense ratio	Net expense ratio*
Turner Medical Sciences Long/Short Fund
Institutional Class Shares	3.01%	1.95%
Investor Class Shares	3.26%	2.20%
Class C Shares	4.01%	2.95%
Turner Spectrum Fund
Institutional Class Shares	2.77%	1.95%
Investor Class Shares	3.02%	2.20%
Class C Shares	3.77%	2.95%
Turner Titan Fund
Institutional Class Shares	2.42%	1.95%
Investor Class Shares	2.67%	2.20%
Class C Shares	3.42%	2.95%
	Gross expense ratio	Net expense ratio*
Turner Emerging Growth Fund
Institutional Class Shares	1.31%	1.15%
Investor Class Shares	1.56%	1.40%
Turner Large Growth Fund
Institutional Class Shares	0.96%	0.69%
Investor Class Shares	1.21%	0.94%
Turner Midcap Growth Fund
Institutional Class Shares	1.08%	0.93%
Investor Class Shares	1.33%	1.18%
Retirement Class Shares	1.58%	1.43%
Turner Small Cap Growth Fund
Investor Class Shares	1.56%	1.25%

†  These expense ratios are based on the most recent prospectus and may differ from those shown in the financial highlights.

*  Net expense ratio reflects contractual waivers of certain fees and/or expense reimbursements. Turner may discontinue this arrangement at any time after January 31, 2015.

TURNER FUNDS 2014 ANNUAL REPORT 5

INVESTMENT REVIEW (Unaudited)

Turner Medical Sciences Long/Short Fund

Fund profile

September 30, 2014

■  Ticker symbol TMSFX

  Investor Class Shares

■  CUSIP #900297557

  Investor Class Shares

■  Top five holdings1

  (1) Horizon Pharma

  (2) AMAG Pharmaceuticals

  (3) Flamel Technologies SA ADR

  (4) IGI Laboratories

  (5) Chimerix

■  % in five largest holdings 36.6%1,2

■  Number of holdings 611

■  Net assets $5.97 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Medical Sciences Long/Short Fund,
Investor Class Shares:
February 7, 2011-September 30, 20143,4

Average annual total returns (Periods ended September 30, 2014)3

	One year	Three years	Since inception[4]
Turner Medical Sciences Long/Short Fund, Institutional Class Shares[5]	19.08%	9.91%	9.11%
Turner Medical Sciences Long/Short Fund, Investor Class Shares[5]	18.83%	9.68%	8.89%
Turner Medical Sciences Long/Short Fund, Class C Shares[5]	17.93%	8.84%	8.09%
S&P 500 Health Care Index[6]	28.43%	28.84%	23.19%
Barclays Capital U.S. Aggregate Bond Index[7]	3.96%	2.43%	4.05%
Lipper Long/Short Equity Funds Average[8]	5.74%	8.18%	4.25%

Sector weightings1:

Manager's discussion and analysis

The Turner Medical Sciences Long/Short Fund generated a positive absolute return for the 12-month period ended September 30, 2014. During the reporting period, the Fund outperformed the Barclays Capital U.S. Aggregate Bond Index and the Lipper Long/Short Equity Funds Average but underperformed the S&P 500 Health Care Index. The Fund invests primarily (at least 80% of its net assets) in stocks of companies engaged in the healthcare sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.

During the reporting period, top contributors to performance were long and short positions in the pharmaceutical, household personal care and biotechnology industries. Over the same period, detractors to performance were long and short positions in medical specialty, biotechnology and pharmaceutical companies.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. Top five holdings are based on long positions. The fund composition is subject to change.

2  Percentages based on total investments of long positions.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Medical Sciences Long/Short Fund was February 7, 2011.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The S&P 500 Health Care Index is an unmanaged index which includes the stocks in the health-care sector of the S&P 500 Index.

7  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities.

8  Lipper Long/Short Equity Funds Average represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

ADR — American Depositary Receipt

The Turner Medical Sciences Long/Short Fund is subject to the risks associated with selling securities short. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss. The fund is subject to the risks associated with health care-related companies. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. The fund is subject to risks due to its foreign investments. The fund is also subject to taxable income and realized capital gains. Shareholder redemptions may force the fund to sell securities at an inappropriate time, also resulting in realized gains. The fund may purchase and write options to hedge against market movements.

6 TURNER FUNDS 2014 ANNUAL REPORT

INVESTMENT REVIEW (Unaudited)

Turner Spectrum Fund

Fund profile

September 30, 2014

■  Ticker symbol TSPEX

  Institutional Class Shares

■  CUSIP #900297664

  Institutional Class Shares

■  Top five holdings1

  (1) Horizon Pharma

  (2) AMAG Pharmaceuticals

  (3) Flamel Technologies SA ADR

  (4) Atlas Mara CO-Nvest

  (5) IGI Laboratories

■  % in five largest holdings 10.9%1,2

■  Number of holdings 2931

■  Net assets $120.03 million, Institutional Class Shares

Growth of a $100,000 investment in the
Turner Spectrum Fund, Institutional Class Shares:
May 7, 2009-September 30, 20143,4

Average annual total returns (Periods ended September 30, 2014)3

	One year	Three years	Five years	Since inception
Turner Spectrum Fund, Institutional Class Shares[5]	4.55%	2.88%	3.03%	4.30%[4]
Turner Spectrum Fund, Investor Class Shares[5]	4.25%	2.61%	2.76%	4.03%[4]
Turner Spectrum Fund, Class C Shares[5]	3.46%	1.85%	2.03%	3.50%[6]
S&P 500 Index[7]	19.73%	22.99%	15.70%	17.94%
Barclays Capital U.S. Aggregate Bond Index[8]	3.96%	2.43%	4.12%	4.76%
Lipper Long/Short Equity Funds Average[9]	5.74%	8.18%	5.44%	7.46%

Sector weightings1:

Manager's discussion and analysis

The Turner Spectrum Fund generated a positive absolute return for the 12-month period ended September 30, 2014. During the reporting period, the Fund outperformed the Barclays Capital U.S. Aggregate Bond Index but underperformed both the S&P 500 Index and the Lipper Long/Short Equity Funds Average. The Turner Spectrum Fund is a multi-manager mutual fund that seeks long-term capital appreciation through investments in a number of long/short equity strategies offered by Turner Investments.

During the reporting period, top contributors to performance were in the energy, health care and producer durable sectors. The strongest returns came from biotechnology, oil & gas production and pharmaceutical companies. Financial, technology and consumer discretionary sectors all detracted from returns on a relative basis versus the S&P 500 benchmark.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. Top five holdings are based on long positions. The fund composition is subject to change.

2  Percentages based on total investments of long positions.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Spectrum Fund (Institutional Class Shares and Investor Class Shares) was May 7, 2009. Index returns are based on Institutional Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Spectrum Fund (Class C Shares) was July 14, 2009.

7  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

8  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities.

9  Lipper Long/Short Equity Funds Average represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

ADR — American Depositary Receipt

The Turner Spectrum Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the fund's net asset value and total return. The fund is subject to the risks associated with selling securities short. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss. The fund is subject to risks due to its foreign investments. The fund is also subject to taxable income and realized capital gains. Shareholder redemptions may force the fund to sell securities at an inappropriate time, also resulting in realized gains. The fund may purchase and write options to hedge against market movements.

TURNER FUNDS 2014 ANNUAL REPORT 7

INVESTMENT REVIEW (Unaudited)

Turner Titan Fund

Fund profile

September 30, 2014

■  Ticker symbol TTLFX

  Investor Class Shares

■  CUSIP #900297524

  Investor Class Shares

■  Top five holdings1

  (1) Union Pacific

  (2) Biogen Idec

  (3) McKesson

  (4) Facebook, Cl A

  (5) Johnson & Johnson

■  % in five largest holdings 17.2%1,2

■  Number of holdings 1021

■  Net assets $0.05 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Titan Fund, Investor Class Shares:
February 7, 2011-September 30, 20143,4

Average annual total returns (Periods ended September 30, 2014)3

	One year	Three years	Since inception[4]
Turner Titan Fund, Institutional Class Shares[5]	10.00%	6.36%	4.53%
Turner Titan Fund, Investor Class Shares[5]	9.68%	6.05%	4.26%
Turner Titan Fund, Class C Shares[5]	8.90%	5.20%	3.45%
S&P 500 Index[6]	19.73%	22.99%	14.11%
Barclays Capital U.S. Aggregate Bond Index[7]	3.96%	2.43%	4.05%
Lipper Long/Short Equity Funds Average[8]	5.74%	8.18%	4.25%

Sector weightings1:

Manager's discussion and analysis

The Turner Titan Fund generated a positive absolute return for the 12-month period ended September 30, 2014. During the reporting period, the Fund outperformed two of its performance benchmarks, the Barclays Capital U.S. Aggregate Bond Index and the Lipper Long/Short Equity Funds Average but trailed the return of the S&P 500 Index. The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.

During the reporting period, top contributors to performance were long and short positions in technology, energy and consumer discretionary sectors. The financial and materials sectors were relative drags on performance versus the S&P 500 benchmark for the 12-month period ended September 30, 2014.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. Top five holdings are based on long positions. The fund composition is subject to change.

2  Percentages based on total investments of long positions.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Titan Fund was February 7, 2011.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

7  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities.

8  Lipper Long/Short Equity Funds Average represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

Cl — Class

The Turner Titan Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the fund's net asset value and total return. The fund is subject to the risks associated with selling securities short. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss. The fund is subject to risks due to its foreign investments. The fund is also subject to taxable income and realized capital gains. Shareholder redemptions may force the fund to sell securities at an inappropriate time, also resulting in realized gains.

8 TURNER FUNDS 2014 ANNUAL REPORT

INVESTMENT REVIEW (Unaudited)

Turner Emerging Growth Fund

Fund profile

September 30, 2014

■  Ticker symbol TMCGX

  Investor Class Shares

■  CUSIP #872524301

  Investor Class Shares

■  Top five holdings1

  (1) Proofpoint

  (2) Ambarella

  (3) Monolithic Power Systems

  (4) Huron Consulting Group

  (5) Electronics for Imaging

■  % in five largest holdings 12.9%1,2

■  Number of holdings 841

■  Net assets $116.86 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Emerging Growth Fund, Investor Class Shares:
September 30, 2004-September 30, 20143,4

Average annual total returns (Periods ended September 30, 2014)3

	One year	Three years	Five years	Ten years	Since inception
Turner Emerging Growth Fund, Institutional Class Shares[5]	-0.76%	18.43%	15.04%	—	18.97%[6]
Turner Emerging Growth Fund, Investor Class Shares[5]	-1.00%	18.14%	14.76%	9.00%	17.51%[4]
Russell 2000® Growth Index[7]	3.79%	21.91%	15.51%	9.03%	5.20%

Sector weightings1:

Manager's discussion and analysis

During the 12-month period ended September 30, 2014, the Turner Emerging Growth Fund trailed the returns of the benchmark Russell 2000® Growth Index.

The two strongest returning sectors were health care and materials with those sectors outperforming their corresponding index sectors. Within those sectors, shares in the biotech, pharmaceuticals and pulp & paper industries performed the best. Consumer discretionary and consumer staple stocks detracted the most from relative returns. In those sectors, internet software, retail apparel and food distributors posted the worst returns for the year.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

4  The inception date of the Turner Emerging Growth Fund (Investor Class Shares) was February 27, 1998. Index returns are based on Investor Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Emerging Growth Fund (Institutional Class Shares) was February 1, 2009.

7  The Russell 2000® Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

8  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

Amounts designated as " — " are not applicable.

The Turner Emerging Growth Fund may buy and sell securities frequently as part of its investment strategy. The smaller capitalization companies the fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. The fund is subject to risks due to its foreign investments. The fund is also subject to taxable income and realized capital gains. Shareholder redemptions may force the fund to sell securities at an inappropriate time, also resulting in realized gains.

TURNER FUNDS 2014 ANNUAL REPORT 9

INVESTMENT REVIEW (Unaudited)

Turner Large Growth Fund

Fund profile

September 30, 2014

■  Ticker symbol TTMEX

  Institutional Class Shares

■  CUSIP #900297847

  Institutional Class Shares

■  Top five holdings1

  (1) Apple

  (2) Google, Cl A

  (3) Facebook, Cl A

  (4) McKesson

  (5) Comcast, Cl A

■  % in five largest holdings 20.1%1,2

■  Number of holdings 641

■  Net assets $17.43 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Large Growth Fund, Institutional Class Shares:
September 30, 2004-September 30, 20143,4

Average annual total returns (Periods ended September 30, 2014)3

	One year	Three years	Five years	Ten years	Since inception
Turner Large Growth Fund, Institutional Class Shares[5]	17.03%	18.08%	11.85%	7.16%	4.27%[4]
Turner Large Growth Fund, Investor Class Shares[5]	16.77%	17.80%	11.58%	—	5.47%[6]
Russell 1000® Growth Index[7]	19.15%	22.45%	16.50%	8.94%	4.93%[4]

Sector weightings1:

Manager's discussion and analysis

During the 12-month period ended September 30, 2014, the Turner Large Growth Fund trailed the returns of the benchmark Russell 1000® Growth Index.

Regarding sector attribution, the consumer discretionary and producer durables contributed the most versus the corresponding index sectors. Within those sectors, internet software services, restaurants and railroads performed the best. An underweight position in the health care sector hurt relative returns versus the benchmark due to high returns in the biotech and pharmaceutical industries. The financial and consumer staple sectors also detracted from relative returns.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

4  The inception date of the Turner Large Growth Fund (Institutional Class Shares) was February 28, 2001. Index returns are based on Institutional Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Large Growth Fund (Investor Class Shares) was August 1, 2005.

7  The Russell 1000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

8  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

Amounts designated as "—" are not applicable.

Cl — Class

The Turner Large Growth Fund may buy and sell securities frequently as part of its investment strategy. The fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets as a whole. The fund is subject to risks due to its foreign investments. The fund is also subject to taxable income and realized capital gains. Shareholder redemptions may force the fund to sell securities at an inappropriate time, also resulting in realized gains.

10 TURNER FUNDS 2014 ANNUAL REPORT

INVESTMENT REVIEW (Unaudited)

Turner Midcap Growth Fund

Fund profile

September 30, 2014

■  Ticker symbol TMGFX

  Investor Class Shares

■  CUSIP #900297409

  Investor Class Shares

■  Top five holdings1

  (1) NXP Semiconductors

  (2) Alexion Pharmaceuticals

  (3) Cavium

  (4) Avago Technologies

  (5) WhiteWave Foods, Cl A

■  % in five largest holdings 16.2%1,2

■  Number of holdings 571

■  Net assets $187.97 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Midcap Growth Fund, Investor Class Shares:
September 30, 2004-September 30, 20143,4

Average annual total returns (Periods ended September 30, 2014)3

	One year	Three years	Five years	Ten years	Since inception
Turner Midcap Growth Fund, Institutional Class Shares[5]	12.25%	17.64%	13.65%	—	5.83%[6]
Turner Midcap Growth Fund, Investor Class Shares[5]	11.88%	17.33%	13.36%	8.78%	10.54%[4]
Turner Midcap Growth Fund, Retirement Class Shares[5]	11.74%	17.12%	13.11%	8.47%	7.92%[7]
Russell Midcap® Growth Index[8]	14.43%	22.74%	17.12%	10.24%	8.62%[4]

Sector weightings1:

Manager's discussion and analysis

In the 12-month period ended September 30, 2014, the Turner Midcap Growth Fund trailed the returns of the benchmark Russell Midcap® Growth Index.

The technology and consumer discretionary sectors provided the greatest contribution to the fund's performance. Semiconductor, information technology, food and beverage holdings generated the best returns within these sectors. The main detractors from performance were in the energy and utility sectors. Within these sectors, oil & gas producers and cable/satellite TV holdings were the worst performers.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Retirement Class Shares will differ due to differences in fees.

4  The inception date of the Turner Midcap Growth Fund (Investor Class Shares) was October 1, 1996. Index returns are based on Investor Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Midcap Growth Fund (Institutional Class Shares) was June 16, 2008.

7  The inception date of the Turner Midcap Growth Fund (Retirement Class Shares) was September 24, 2001.

8  The Russell Midcap® Growth Index is a capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest companies with higher growth rates and price-to-book ratios.

9  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

Amounts designated as "—" are not applicable.

Cl — Class

The Turner Midcap Growth Fund may buy and sell securities frequently as part of its investment strategy. The medium capitalization companies in which the fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. The fund is subject to risks due to its foreign investments. The fund is also subject to taxable income and realized capital gains. Shareholder redemptions may force the fund to sell securities at an inappropriate time, also resulting in realized gains.

TURNER FUNDS 2014 ANNUAL REPORT 11

INVESTMENT REVIEW (Unaudited)

Turner Small Cap Growth Fund

Fund profile

September 30, 2014

■  Ticker symbol TSCEX

■  CUSIP #900297300

■  Top five holdings1

  (1) Proofpoint

  (2) Cavium

  (3) RF Micro Devices

  (4) Team Health Holdings

  (5) Penn-Virginia

■  % in five largest holdings 8.8%1,2

■  Number of holdings 821

■  Net assets $130.09 million

Growth of a $10,000 investment in the
Turner Small Cap Growth Fund:
September 30, 2004-September 30, 20143

Average annual total returns (Periods ended September 30, 2014)

	One year	Three years	Five years	Ten years	Since inception
Turner Small Cap Growth Fund[4]	0.99%	20.41%	14.06%	8.58%	11.36%
Russell 2000® Growth Index[5]	3.79%	21.91%	15.51%	9.03%	6.92%

Sector weightings1:

Manager's discussion and analysis

During the 12-month period ended September 30, 2014, the Turner Small Cap Growth Fund trailed the returns of the benchmark Russell 2000® Growth Index.

The strongest returning sectors were health care, utility and producer durables with those sectors outperforming their corresponding index sectors. Within those sectors, shares in the biotech, trucking, oil & gas pipeline industries performed the best. The technology, financial and energy sectors were all drags on relative and absolute returns.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Growth Fund was February 7, 1994.

4  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

5  The Russell 2000® Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

6  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

The Turner Small Cap Growth Fund may buy and sell securities frequently as part of its investment strategy. The smaller capitalization companies the fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. The fund is subject to risks due to its foreign investments. The fund is also subject to taxable income and realized capital gains. Shareholder redemptions may force the fund to sell securities at an inappropriate time, also resulting in realized gains.

12 TURNER FUNDS 2014 ANNUAL REPORT

FINANCIAL STATEMENTS

Schedule of investments

Turner Medical Sciences Long/Short Fund

September 30, 2014

	Shares	Value (000)
Common stock—126.4%†
Biotechnology—64.7%
AMAG Pharmaceuticals*	109,830	$3,506
Amarin ADR*	309,470	337
Anacor Pharmaceuticals*	16,300	399
ANI Pharmaceuticals*	37,120	1,050
Chimerix*	101,780	2,812
Concert Pharmaceuticals*	85,070	1,073
Cubist Pharmaceuticals*	21,140	1,402
Discovery Laboratories*	1,425,423	2,623
Dynavax Technologies*	235,740	337
Emergent Biosolutions*	16,870	359
Heron Therapeutics*	57,740	481
Infinity Pharmaceuticals*	61,130	820
Intercept Pharmaceuticals*	8,290	1,962
Keryx Biopharmaceuticals*	25,170	346
NPS Pharmaceuticals*	63,040	1,639
Otonomy*	26,860	645
Progenics Pharmaceuticals*	89,200	463
Prothena*	58,740	1,302
Puma Biotechnology*	3,175	757
Retrophin*	165,530	1,493
Total Biotechnology		23,806
Health care equipment & supplies—9.5%
Baxter International	2,240	161
LDR Holding*	63,700	1,983
Unilife*	595,810	1,367
Total Health care equipment & supplies		3,511
Health care providers & services—1.8%
Envision Healthcare Holdings*	9,860	342
Team Health Holdings*	5,690	330
Total Health care providers & services		672
Personal products—8.0%
IGI Laboratories*	313,842	2,925
Total Personal products		2,925
Pharmaceuticals—42.4%
Amphastar Pharmaceuticals*	28,920	337
Cardiome Pharma*	65,813	588
DepoMed*	117,860	1,790
Flamel Technologies SA ADR*	221,545	3,170
Horizon Pharma*	384,060	4,716
	Shares	Value (000)
Jazz Pharmaceuticals*	12,860	$2,065
Lannett*	47,680	2,178
Ocera Therapeutics*	87,590	429
The Medicines*	13,660	305
Total Pharmaceuticals		15,578
Total Common stock (Cost $43,311)**		46,492
Cash equivalent—0.8%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.078%‡	278,466	278
Total Cash equivalent (Cost $278)**		278
Total Investments—127.2% (Cost $43,589)**		46,770
Segregated cash with brokers—36.5%		13,442
Securities sold short—(62.5)% (Proceeds $(22,747))**		(22,979)
Net Other assets (liabilities)—(1.2)%		(450)
Net Assets—100.0%		$36,783

  *  Non-income producing security.

  **  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2014.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 ANNUAL REPORT 13

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

September 30, 2014

	Shares	Value (000)
Common stock—62.5%
Biotechnology—36.6%
Achillion Pharmaceuticals	50,940	$508
Acorda Therapeutics	37,310	1,264
Agios Pharmaceuticals	30,450	1,869
Amgen	3,780	531
Avalanche Biotechnologies	20,190	690
BioMarin Pharmaceuticals	9,070	654
Bluebird Bio	33,770	1,212
Isis Pharmaceuticals	14,870	577
Karyopharm Therapeutics	32,097	1,121
Ligand Pharmaceuticals, Cl B	12,840	603
Newlink Genetics	54,070	1,158
Ophthotech	27,740	1,080
Ovascience	40,229	668
Tekmira Pharmaceuticals	72,310	1,530
Total Biotechnology		13,465
Health care equipment & supplies—10.2%
ABIOMED	25,210	626
Hologic	15,230	371
Hospira	18,690	972
ReWalk Robotics	51,840	1,770
Total Health care equipment & supplies		3,739
Health care providers & services—4.7%
Anika Therapeutics	32,480	1,191
UnitedHealth Group, Cl B	6,180	533
Total Health care providers & services		1,724
Life sciences tools & services—3.8%
Charles River Laboratories International	14,620	873
Illumina	3,270	536
Total Life sciences tools & services		1,409
	Shares	Value (000)
Pharmaceuticals—7.2%
ACADIA Pharmaceuticals	38,290	$948
Nektar Therapeutics	45,640	551
Perrigo	7,610	1,143
Total Pharmaceuticals		2,642
Total Common stock (Proceeds $22,747)*		22,979
Total Securities sold short—62.5% (Proceeds $22,747)*		$22,979

Percentages disclosed are based on total net assets of the Fund at September 30, 2014.

  *  This number is listed in thousands.

Cl — Class

The accompanying notes are an integral part of the financial statements.

14 TURNER FUNDS 2014 ANNUAL REPORT

Schedule of investments

Turner Spectrum Fund

September 30, 2014

	Shares	Value (000)
Common stock—96.7%†
Consumer discretionary—15.0%
Advance Auto Parts	10,920	$1,423
American Eagle Outfitters	35,550	516
Asbury Automotive Group*	7,600	490
Best Buy	21,330	716
Big Lots^	22,830	983
Brunswick	13,180	555
Burlington Stores*^	7,840	313
Criteo SA ADR*	11,830	398
Deckers Outdoor*^	14,610	1,420
Delphi Automotive	4,500	276
Expedia	3,370	295
Genesco*	8,700	650
G-III Apparel Group*	7,390	612
Home Depot	15,460	1,418
HomeAway*	6,600	234
J.C. Penney*	37,540	377
Kohl's	11,220	685
Las Vegas Sands	5,690	354
Lumber Liquidators Holdings*	11,780	676
MGM Resorts International*	15,450	352
Nike, Cl B	6,590	588
SFX Entertainment*^	22,490	113
Shutterfly*	13,460	656
Skechers U.S.A., Cl A*^	8,150	434
Starwood Hotels & Resorts Worldwide^	17,040	1,418
Tenneco*	11,590	606
Time Warner	7,740	582
Urban Outfitters*^	38,970	1,431
VF	11,950	789
Vince Holding*	10,830	328
Zalando SE # * §	1,820	49
Zoe's Kitchen*	31,910	982
Total Consumer discretionary		20,719
Consumer staples—2.6%
Mead Johnson Nutrition, Cl A^	3,980	383
Monster Beverage*	13,990	1,283
PepsiCo^	6,200	577
WhiteWave Foods, Cl A*^	26,140	950
Whole Foods Market	10,530	401
Total Consumer staples		3,594
	Shares	Value (000)
Energy—7.2%
EOG Resources^	4,160	$412
Green Plains Renewable Energy	51,060	1,909
Halliburton^	8,810	568
Independence Contract Drilling*^	160,000	1,880
Kinder Morgan	28,380	1,088
Lehigh Gas Partners^	37,382	1,270
Memorial Resource Development*^	29,750	807
Sanchez Energy Corp.*	10,860	285
Schlumberger^	7,030	715
Vaalco Energy*	63,960	544
Whiting Petroleum*	5,790	449
Total Energy		9,927
Financials—13.9%
Ameris Bancorp	15,520	341
Aon^	13,070	1,146
Atlas Mara Co-Nvest*	270,290	2,648
Bank of the Ozarks^	18,898	596
Bryn Mawr Bank	17,181	487
Discover Financial Services^	31,022	1,998
East West Bancorp^	14,760	502
Essent Group*^	61,120	1,309
FS Investment^	75,160	809
Goldman Sachs Group	2,720	499
Hanmi Financial^	32,540	656
Invesco^	32,980	1,302
Janus Capital Group	23,210	337
Kennedy-Wilson Holdings^	46,410	1,112
MetLife^	16,160	868
Moelis	12,870	440
Moody's^	21,390	2,021
Morgan Stanley^	18,610	643
Signature Bank*^	7,270	815
Square 1 Financial, Cl A*	19,870	382
Wells Fargo	7,860	408
Total Financials		19,319
Health care—31.8%
Actavis*	2,950	712
AMAG Pharmaceuticals*^	90,320	2,883
Amarin ADR*	275,550	300
Amphastar Pharmaceuticals*	24,120	281

TURNER FUNDS 2014 ANNUAL REPORT 15

FINANCIAL STATEMENTS

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Anacor Pharmaceuticals*	14,520	$355
ANI Pharmaceuticals*	30,670	867
Baxter International	1,960	141
Biogen Idec*^	3,030	1,002
Cardiome Pharma*	58,600	523
Celgene*	3,120	296
Chimerix*	74,190	2,049
Cigna	3,080	279
Concert Pharmaceuticals*	70,970	895
Cubist Pharmaceuticals*^	18,825	1,249
DepoMed*^	102,717	1,560
Discovery Laboratories*^	1,046,097	1,925
Dynavax Technologies*	209,900	300
Emergent Biosolutions*	15,020	320
Envision Healthcare Holdings*	8,360	290
Flamel Technologies SA ADR*^	186,929	2,675
Gilead Sciences*	3,340	356
Heron Therapeutics*	51,410	428
Horizon Pharma*^	318,120	3,908
IGI Laboratories*^	279,450	2,604
Infinity Pharmaceuticals*	53,520	718
Intercept Pharmaceuticals*^	6,870	1,626
Jazz Pharmaceuticals*^	10,910	1,752
Johnson & Johnson^	8,170	871
Keryx Biopharmaceuticals*	22,410	308
Lannett*^	41,550	1,898
LDR Holding*^	55,510	1,728
McKesson^	4,970	968
Merck	7,390	438
NPS Pharmaceuticals*	52,660	1,369
Ocera Therapeutics*	77,990	382
Otonomy*	22,090	530
Progenics Pharmaceuticals*	79,420	412
Prothena*	52,300	1,159
Puma Biotechnology*	2,830	675
Retrophin*	138,270	1,247
Team Health Holdings*	5,070	294
The Medicines*	12,160	271
Unilife*	530,496	1,217
Total Health care		44,061
Industrials—10.9%
Aercap Holdings*^	11,050	452
American Airlines Group	31,650	1,123
AMETEK^	7,600	382
	Shares	Value (000)
C.H. Robinson Worldwide	8,950	$594
Canadian Pacific Railway^	3,614	750
Chicago Bridge & Iron	10,950	633
FedEx	2,770	447
Honeywell International	4,590	427
Hub Group, Cl A*^	15,790	640
Kansas City Southern	6,020	730
Kirby*	4,170	491
Landstar System^	15,490	1,118
Louis XIII Holdings*	607,566	306
Old Dominion Freight Line*^	10,650	752
Precision Castparts^	5,970	1,414
Rockwell Automation	1,930	212
Saia*^	16,345	810
Scorpio Bulkers*	41,360	241
Spirit Airlines*	2,700	187
Swift Transportation*^	38,070	799
Tutor Perini*	12,520	331
Union Pacific	15,940	1,728
United Rentals*^	4,950	550
Total Industrials		15,117
Information technology—10.8%
Activision Blizzard	21,310	443
Alliance Data Systems*^	2,130	529
Apple	4,290	432
Avago Technologies	4,180	364
Digimarc^	50,000	1,036
Envestnet*	18,350	826
F5 Networks*	3,570	424
Facebook, Cl A*^	18,910	1,494
FireEye*	27,670	846
Google, Cl A*^	3,760	2,211
IZEA*	125,930	47
Materialise ADR*	33,970	381
NXP Semiconductors*	6,240	427
Pandora Media*	18,680	451
Remark Media*^	140,950	887
Salesforce.com*^	15,070	867
SanDisk	3,650	358
Twitter*	16,180	835
Visa, Cl A	5,780	1,233
Western Digital	8,980	874
Total Information technology		14,965

16 TURNER FUNDS 2014 ANNUAL REPORT

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Materials—4.5%
Compass Minerals International^	17,770	$1,497
Huntsman	38,380	997
KapStone Paper & Packaging*	15,990	447
Lyondellbasell Industries, Cl A	7,240	787
Methanex	11,700	782
Packaging Corp. of America	7,310	467
PolyOne	21,380	761
Senomyx*	63,100	517
Total Materials		6,255
Total Common stock (Cost $125,585)**		133,957
Warrant—0.3%
Financials—0.3%
Atlas Mara Co-Nvest*	472,160	472
Total Financials		472
Total Warrant (Cost $92)**		472
Total Investments—97.0% (Cost $125,677)**		134,429
Segregated cash with brokers—48.5%		67,228
Securities sold short—(53.9)% (Proceeds $(76,749))**		(74,677)
Net Other assets (liabilities)—8.4%		11,598
Net Assets—100.0%		$138,578

  #  Represents a restricted security. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. Trading of this security did not begin publicly until October 1, 2014. As of September 30, 2014, illiquid securities were 0.0% of the Fund's net assets.

	Acquisition Date	Acquisition Cost**	Share Amount	Fair Value**
Zalando SE	9/30/14	$49	1,820	$49

  *  Non-income producing security.

  **  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

  §  Security fair valued using procedures established by the Fair Value Committee. As of September 30, 2014, the total market value of these securities was $49**, representing 0.0% of Net Assets.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 ANNUAL REPORT 17

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Spectrum Fund

September 30, 2014

	Shares	Value (000)
Common stock—47.9%
Consumer discretionary—8.9%
Amazon.com	3,220	$1,038
Autoliv	11,300	1,039
AutoZone	2,630	1,341
Bed Bath & Beyond	11,960	787
CBS Outdoor Americas	14,290	428
Dillard's, Cl A	6,110	666
Discovery Communications, Cl A	7,220	273
Ford Motor	14,300	211
Fossil	2,960	278
Garmin	2,820	147
Hyatt Hotels, Cl A	9,110	551
Johnson Controls	14,530	639
L Brands	5,990	401
Nexstar Broadcasting Group	3,540	143
Nordstrom	4,020	275
ReWalk Robotics	22,560	770
Ross Stores	6,390	483
Sonic Automotive, Cl A	15,000	368
Steven Madden	6,140	198
Tiffany	2,700	260
Tumi Holdings	19,000	387
Twenty-First Century Fox	6,330	217
Ulta Salon, Cosmetics & Fragrance	3,860	456
Under Armour, Cl A	2,420	167
Wolverine World Wide	15,420	386
Yum! Brands	6,860	494
Total Consumer discretionary		12,403
Consumer staples—2.2%
Campbell Soup	5,140	220
General Mills	15,170	765
Kraft Foods Group	3,840	217
McDonald's	7,650	725
Wal-Mart Stores	14,100	1,078
Total Consumer staples		3,005
Energy—0.6%
Apache	3,940	369
Rosetta Resources	5,020	224
Tidewater	4,420	173
Total Energy		766
	Shares	Value (000)
Financials—7.0%
AFLAC, Inc.	11,990	$698
Ally Financial	24,610	569
BancorpSouth	31,140	627
Bank of America	17,400	297
Bank Pekao SA	8,380	492
CBRE Group	26,180	779
First Republic Bank	9,830	485
Franklin Resources	5,450	298
Genworth Financial, Cl A	44,870	588
Greenhill	5,530	257
IntercontinentalExchange Group	5,860	1,144
Northern Trust	8,540	581
Ocwen Financial	3,530	92
Realogy Holdings	28,200	1,049
Stifel Financial	5,390	253
Synchrony Financial	30,360	745
T. Rowe Price Group	9,210	722
Total Financials		9,676
Health care—13.1%
ABIOMED	22,450	557
ACADIA Pharmaceuticals	32,810	812
Achillion Pharmaceuticals	43,220	431
Acorda Therapeutics	30,910	1,047
Agios Pharmaceuticals	25,440	1,562
Amgen	3,310	465
Anika Therapeutics	28,920	1,060
Avalanche Biotechnologies	17,590	601
BioMarin Pharmaceuticals	7,900	570
Bluebird Bio	28,930	1,038
Charles River Laboratories International	12,740	761
Express Scripts Holding	6,140	434
Hologic	13,560	330
Hospira	16,320	849
Illumina	2,910	477
Isis Pharmaceuticals	13,240	514
Karyopharm Therapeutics	28,580	999
Ligand Pharmaceuticals, Cl B	11,190	526
Nektar Therapeutics	38,680	467
Newlink Genetics	44,850	961
Ophthotech	24,700	962
Ovascience	33,177	551
Perrigo	6,780	1,018

18 TURNER FUNDS 2014 ANNUAL REPORT

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
Sirona Dental Systems	2,250	$173
Tekmira Pharmaceuticals	10,000	211
UnitedHealth Group, Cl B	5,500	474
Varian Medical Systems	2,580	207
Waters	2,040	202
Total Health care		18,259
Industrials—9.1%
3M	2,010	285
AGCO	20,770	944
Atlas Air Worldwide Holdings	15,150	500
Boeing	10,250	1,306
Cummins	2,130	281
Deere	17,920	1,469
Dover	2,640	212
Emerson Electric	14,770	924
Expeditors International of Washington	15,690	637
Granite Construction	19,950	635
Hunt (JB) Transportation Services	6,500	481
KBR	29,030	547
Matson	22,980	575
Team	8,030	304
Terex	4,230	134
Titan Machinery	39,400	512
United Technologies	2,060	218
Valmont Industries	17,270	2,330
Werner Enterprises	15,462	390
Total Industrials		12,684
Information technology—4.1%
Accenture PLC	8,260	672
Altera	6,050	216
ARM Holdings ADR	3,210	140
Cardtronics	24,210	852
Ciena	8,210	137
Cree	8,340	342
eBay	2,740	155
Fairchild Semiconductor International	13,320	207
LG Display ADR	8,800	139
Linear Technology	6,370	283
Oracle	5,540	212
Semtech	6,340	172
Symantec	8,910	209
	Shares	Value (000)
VeriSign	4,890	$270
Western Union	74,190	1,190
Yelp	6,820	465
Total Information technology		5,661
Materials—2.9%
Agrium	12,840	1,143
American Vanguard	62,990	705
Monsanto	10,310	1,160
Rock-Tenn, Cl A	19,900	947
Total Materials		3,955
Total Common stock (Proceeds $68,205)*		66,409
Exchange traded funds—6.0%
Consumer Staples Select Sector SPDR Fund ETF	14,790	667
iShares China Large-Capital ETF	12,820	491
iShares Russell 2000 Growth ETF	11,560	1,499
iShares Transportation Average ETF	6,800	1,026
SPDR S&P 500 ETF Trust	5,350	1,054
SPDR S&P Biotech ETF	1,390	217
SPDR S&P Retail ETF	6,040	517
Teucrium Corn Fund	39,100	891
Vanguard S&P 500 ETF	7,910	1,428
VelocityShares Daily Inverse VIX Short-Term ETN	12,500	478
Total Exchange traded funds (Proceeds $8,544)*		8,268
Total Securities sold short—53.9% (Proceeds $76,749)*		$74,677

Percentages disclosed are based on total net assets of the Fund at September 30, 2014.

  *  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 ANNUAL REPORT 19

FINANCIAL STATEMENTS

Schedule of investments

Turner Titan Fund

September 30, 2014

	Shares	Value (000)
Common stock—85.7%
Consumer discretionary—13.3%
Deckers Outdoor*	2,150	$209
Delphi Automotive	1,630	100
Expedia	1,230	108
Home Depot	3,400	312
HomeAway*	2,400	85
Starwood Hotels & Resorts Worldwide^	1,690	141
Time Warner	2,810	211
Urban Outfitters*	5,650	207
Zalando SE # * §	660	18
Total Consumer discretionary		1,391
Consumer staples—5.0%
Monster Beverage*	1,830	168
PepsiCo^	2,340	217
WhiteWave Foods, Cl A*	3,620	132
Total Consumer staples		517
Energy—5.0%
EOG Resources^	1,525	151
Halliburton^	3,230	208
Whiting Petroleum*	2,110	164
Total Energy		523
Financials—10.6%
Aon^	1,530	134
Discover Financial Services^	3,390	218
Goldman Sachs Group	990	182
Invesco	3,240	128
Moody's	3,110	294
Wells Fargo	2,860	148
Total Financials		1,104
Health care—17.2%
Actavis*	1,080	261
Biogen Idec*^	1,105	364
Celgene*	1,140	108
Cigna	1,120	102
Gilead Sciences*	1,210	129
Johnson & Johnson^	2,990	319
	Shares	Value (000)
McKesson^	1,820	$354
Merck	2,690	159
Total Health care		1,796
Industrials—8.6%
FedEx	1,010	163
Honeywell International	1,680	156
Precision Castparts	550	130
Rockwell Automation	700	77
Union Pacific^	3,410	371
Total Industrials		897
Information technology—24.8%
Apple	1,550	156
Avago Technologies	1,520	132
F5 Networks*	1,290	153
Facebook, Cl A*^	4,110	326
FireEye*	10,000	306
Google, Cl A*	440	259
NXP Semiconductors*	2,280	156
Pandora Media*	3,160	76
Salesforce.com*^	5,480	315
SanDisk^	1,330	130
Twitter*	2,170	112
Visa, Cl A	740	158
Western Digital	3,270	319
Total Information technology		2,598
Materials—1.2%
Huntsman	4,820	125
Total Materials		125
Total Common stock (Cost $8,353)**		8,951

20 TURNER FUNDS 2014 ANNUAL REPORT

Schedule of investments

Turner Titan Fund

	Shares	Value (000)
Cash equivalent—10.6%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.078%‡	1,104,289	$1,104
Total Cash equivalent (Cost $1,104)**		1,104
Total Investments—96.3% (Cost $9,457)**		10,055
Segregated cash with brokers—55.2%		5,759
Securities sold short—(51.5)% (Proceeds $(5,549))**		(5,380)
Net Other assets (liabilities)—0.0%		6
Net Assets—100.0%		$10,440

  #  Represents a restricted security. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. Trading of this security did not begin publicly until October 1, 2014. As of September 30, 2014, illiquid securities were 0.2% of the Fund's net assets.

	Acquisition Date	Acquisition Cost**	Share Amount	Fair Value**
Zalando SE	9/30/14	$18	660	$18

  *  Non-income producing security.

  **  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

  §  Security fair valued using procedures established by the Fair Value Committee. As of September 30, 2014, the total market value of these securities was $18**, representing 0.2% of Net Assets.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2014.

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 ANNUAL REPORT 21

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Titan Fund

September 30, 2014

	Shares	Value (000)
Common stock—43.3%
Consumer discretionary—8.4%
Amazon.com	405	$131
Autoliv	1,680	154
Bed Bath & Beyond	1,510	99
CBS Outdoor Americas	1,760	53
Discovery Communications, Cl A	2,630	99
Ford Motor	5,210	77
Garmin	1,030	54
Nexstar Broadcasting Group	1,280	52
Twenty-First Century Fox	2,260	77
Yum! Brands	1,110	80
Total Consumer discretionary		876
Consumer staples—5.1%
Campbell Soup	1,860	79
General Mills	2,020	102
Kraft Foods Group	1,390	78
McDonald's	1,710	162
Wal-Mart Stores	1,420	109
Total Consumer staples		530
Energy—2.7%
Apache	1,430	135
Rosetta Resources	1,820	81
Tidewater	1,600	62
Total Energy		278
Financials—4.1%
Bank of America	6,380	109
Franklin Resources	1,930	105
IntercontinentalExchange Group	540	105
Ocwen Financial	1,280	34
Realogy Holdings	1,980	74
Total Financials		427
Health care—3.6%
Express Scripts Holding	2,210	157
Sirona Dental Systems	820	63
Varian Medical Systems	940	75
Waters	770	76
Total Health care		371
	Shares	Value (000)
Industrials—8.7%
3M	730	$103
Boeing	840	107
Cummins	780	103
Deere	940	77
Dover	960	77
Emerson Electric	2,240	140
Terex	1,540	49
United Technologies	740	78
Valmont Industries	1,360	184
Total Industrials		918
Information technology—8.2%
Altera	2,210	79
ARM Holdings ADR	1,170	51
Ciena	2,990	50
Cree	3,050	126
eBay	990	56
Fairchild Semiconductor International	4,860	75
LG Display ADR	3,200	50
Linear Technology	2,340	104
Oracle	2,000	77
Semtech	2,300	62
Symantec	3,270	77
Yelp	760	52
Total Information technology		859
Materials—2.5%
Agrium	870	77
Monsanto	1,640	185
Total Materials		262
Total Common stock (Proceeds $4,676)*		4,521
Exchange traded funds—8.2%
iShares Russell 2000 Growth ETF	2,000	259
SPDR S&P Biotech ETF	510	80
Vanguard S&P 500 ETF	2,880	520
Total Exchange traded funds (Proceeds $873)*		859
Total Securities sold short—51.5% (Proceeds $5,549)*		$5,380

22 TURNER FUNDS 2014 ANNUAL REPORT

Schedule of securities sold short

Turner Titan Fund

Percentages disclosed are based on total net assets of the Fund at September 30, 2014.

  *  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 ANNUAL REPORT 23

FINANCIAL STATEMENTS

Schedule of investments

Turner Emerging Growth Fund

September 30, 2014

	Shares	Value (000)
Common stock—98.7%†
Consumer discretionary—14.6%
Chuy's Holdings*^	84,280	$2,646
del Frisco's Restaurant Group*^	67,080	1,284
Fox Factory Holding*	114,140	1,769
Kona Grill*	140,110	2,764
Lithia Motors, Cl A	16,241	1,229
Oxford Industries	27,273	1,663
Pacific Sunwear of California*	772,260	1,390
Rentrak*^	39,650	2,416
Shutterfly*	56,144	2,736
Zoe's Kitchen*^	98,100	3,019
Total Consumer discretionary		20,916
Consumer staples—5.4%
B&G Foods, Cl A	25,883	713
Boston Beer, Cl A*	7,470	1,657
Boulder Brands*	152,660	2,080
Inventure Foods*	84,490	1,095
Smart & Final Stores*	29,650	428
SunOpta*	143,550	1,733
Total Consumer staples		7,706
Energy—8.4%
Bonanza Creek Energy*	26,460	1,506
Callon Petroleum*	116,140	1,023
Diamondback Energy*	19,825	1,483
Emerald Oil*	134,020	824
Independence Contract Drilling*	135,940	1,597
Knightsbridge Tankers	148,890	1,318
Panhandle Oil & Gas, Cl A	29,620	1,768
PDC Energy*	23,370	1,175
Rex Energy*	46,800	593
TCP International Holdings*^	86,200	657
Total Energy		11,944
Financials—5.5%
Banc of California	154,170	1,793
Bryn Mawr Bank	63,011	1,785
Hanmi Financial	65,070	1,312
Square 1 Financial, Cl A*	153,850	2,958
Total Financials		7,848
	Shares	Value (000)
Health care—20.7%
Acadia Healthcare*^	40,990	$1,988
Air Methods*^	26,680	1,482
Akorn*^	88,860	3,223
ANI Pharmaceuticals*	18,900	534
Arrowhead Research*^	82,640	1,221
Atricure*	41,910	617
Biodelivery Sciences International*	182,600	3,121
Cardiovascular Systems*	56,830	1,343
DepoMed*	122,560	1,862
Enanta Pharmaceuticals*^	44,220	1,750
HealthEquity*	81,010	1,483
Horizon Pharma*	85,130	1,045
Keryx Biopharmaceuticals*^	99,930	1,374
NanoString Technologies*	121,440	1,329
Natus Medical*	71,442	2,108
NPS Pharmaceuticals*	42,370	1,102
OraSure Technologies*	155,530	1,123
Receptos*	46,070	2,861
Total Health care		29,566
Industrials—10.2%
American Railcar Industries^	17,600	1,301
Chart Industries*^	16,288	996
CIRCOR International	13,545	912
EnPro Industries*^	21,460	1,299
Huron Consulting Group*	56,151	3,423
Middleby*	9,080	800
PGT*	184,250	1,717
Primoris Services	52,280	1,403
Star Bulk Carriers*^	140,280	1,546
WageWorks*	26,170	1,192
Total Industrials		14,589
Information technology—32.2%
Actua*	105,154	1,685
Aerohive Networks*^	202,380	1,623
Ambarella*	87,131	3,805
Applied Optoelectronics*	130,340	2,098
Callidus Software*	198,310	2,384
Canadian Solar*	43,710	1,564
Channeladvisor*^	68,720	1,127

24 TURNER FUNDS 2014 ANNUAL REPORT

Schedule of investments

Turner Emerging Growth Fund

	Shares	Value (000)
Coherent*	26,924	$1,652
Digimarc	51,357	1,064
Diodes*	53,270	1,274
Electronics for Imaging*	77,230	3,411
FARO Technologies*	27,560	1,399
Immersion*	152,570	1,309
Inphi*	110,000	1,582
Manhattan Associates*	37,890	1,266
Maxlinear*	272,160	1,872
Methode Electronics	53,840	1,985
Monolithic Power Systems	77,960	3,434
Proofpoint*^	112,270	4,170
QIWI ADR	49,330	1,558
SPS Commerce*	31,660	1,683
Textura*^	63,710	1,682
The Rubicon Project*	194,590	2,283
Total Information technology		45,910
Materials—1.7%
KapStone Paper & Packaging*	52,842	1,478
Senomyx*^	122,250	1,002
Total Materials		2,480
Total Common stock (Cost $115,010)**		140,959
Cash equivalent—20.9%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.078%‡ (1)	29,757,892	29,758
Total Cash equivalent (Cost $29,758)**		29,758
Total Investments—119.6% (Cost $144,768)**		170,717
Net Other assets (liabilities)—(19.6)%		(27,945)
Net Assets—100.0%		$142,772

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2014 was $27,771**.

  ^  Security fully or partially on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $27,002**. Certain of these securities may have been sold prior to period end.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2014.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 ANNUAL REPORT 25

FINANCIAL STATEMENTS

Schedule of investments

Turner Large Growth Fund

September 30, 2014

	Shares	Value (000)
Common stock—98.1%†
Consumer discretionary—19.6%
BorgWarner	6,680	$351
Chipotle Mexican Grill*	980	653
Comcast, Cl A^	19,610	1,055
Home Depot	7,910	726
Kate Spade*	6,880	180
Las Vegas Sands	6,750	420
Michael Kors Holdings*	5,260	376
Netflix*	1,060	478
Nike, Cl B	6,330	565
Priceline.com*	450	521
Starbucks	8,320	628
Starwood Hotels & Resorts Worldwide	6,250	520
TripAdvisor*	3,140	287
Walt Disney	7,650	681
Total Consumer discretionary		7,441
Consumer staples—4.5%
Colgate-Palmolive	8,130	530
Constellation Brands*	5,480	478
Estee Lauder, Cl A	5,310	397
WhiteWave Foods, Cl A*	7,910	287
Total Consumer staples		1,692
Energy—5.5%
EOG Resources	4,710	466
Halliburton	11,840	764
Range Resources	3,740	254
Schlumberger	5,850	595
Total Energy		2,079
Financials—5.8%
Affiliated Managers Group*	2,020	405
Aon	4,600	403
Discover Financial Services	7,130	459
Moody's	5,230	494
Morgan Stanley	13,070	452
Total Financials		2,213
Health care—16.6%
Actavis*	2,430	586
Alexion Pharmaceuticals*	2,490	413
	Shares	Value (000)
Biogen Idec*	3,100	$1,026
Celgene*	4,080	387
Cigna	5,710	518
Gilead Sciences*	8,280	881
Johnson & Johnson	6,940	740
McKesson	6,290	1,224
Roche Holding AG ADR	14,170	524
Total Health care		6,299
Industrials—11.6%
AMETEK	12,120	609
Canadian Pacific Railway	4,250	882
FedEx	2,440	394
Honeywell International	8,820	821
Kirby*	3,890	458
Nielsen Holdings NV	6,420	285
Precision Castparts	2,340	554
Rockwell Automation	3,650	401
Total Industrials		4,404
Information technology—31.5%
Adobe Systems*	5,090	352
Alliance Data Systems*	1,940	482
Apple	22,586	2,275
Avago Technologies	5,350	465
F5 Networks*	3,480	413
Facebook, Cl A*	17,400	1,375
Google, Cl A*	3,275	1,927
Microsoft	13,200	612
NXP Semiconductors*	9,450	647
Palo Alto Networks*	2,320	228
Red Hat*	6,670	375
Salesforce.com*	15,900	915
ServiceNow*	7,700	453
Tableau Software, Cl A*^	5,340	388
Visa, Cl A	3,730	796
Western Digital	2,630	256
Total Information technology		11,959
Materials—1.6%
International Flavors & Fragrances	3,890	372
Methanex	3,780	253
Total Materials		625

26 TURNER FUNDS 2014 ANNUAL REPORT

Schedule of investments

Turner Large Growth Fund

	Shares	Value (000)
Telecommunication services—1.4%
SBA Communications, Cl A*	4,690	$520
Total Telecommunication services		520
Total Common stock (Cost $30,974)**		37,232
Cash equivalent—4.7%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.078%‡ (1)	1,764,947	1,765
Total Cash equivalent (Cost $1,765)**		1,765
Total Investments—102.8% (Cost $32,739)**		38,997
Net Other assets (liabilities)—(2.8)%		(1,048)
Net Assets—100.0%		$37,949

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2014 was $1,463**.

  ^  Security fully or partially on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $1,425**.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2014.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 ANNUAL REPORT 27

FINANCIAL STATEMENTS

Schedule of investments

Turner Midcap Growth Fund

September 30, 2014

	Shares	Value (000)
Common stock—98.2%†
Consumer discretionary—22.2%
Advance Auto Parts	37,390	$4,872
BorgWarner	75,810	3,988
Chipotle Mexican Grill*	6,600	4,399
Dunkin' Brands Group	74,550	3,341
HomeAway*	145,240	5,156
Kate Spade*	129,170	3,388
Netflix*	11,900	5,370
Polaris Industries	35,940	5,384
PVH	29,000	3,513
Starwood Hotels & Resorts Worldwide	55,610	4,627
TripAdvisor*	57,300	5,239
Wynn Resorts	20,525	3,840
Total Consumer discretionary		53,117
Consumer staples—6.9%
Hershey	19,440	1,855
Kroger	60,340	3,138
Mead Johnson Nutrition, Cl A	46,480	4,472
WhiteWave Foods, Cl A*	191,700	6,965
Total Consumer staples		16,430
Energy—3.7%
Cabot Oil & Gas	72,420	2,367
Concho Resources*	30,118	3,777
Memorial Resource Development*	97,460	2,642
Total Energy		8,786
Financials—8.3%
Affiliated Managers Group*	29,600	5,930
Aon	47,600	4,173
Atlas Mara Co-Nvest*	4,040	40
Moody's	60,030	5,673
Signature Bank*	36,650	4,107
Total Financials		19,923
Health care—16.7%
Actavis*	8,240	1,988
Alexion Pharmaceuticals*	46,414	7,697
AmerisourceBergen, Cl A	51,740	4,000
Cooper	23,370	3,640
Cubist Pharmaceuticals*	64,700	4,292
HCA Holdings*	47,950	3,381
	Shares	Value (000)
Intercept Pharmaceuticals*	15,740	$3,726
Jazz Pharmaceuticals*	31,360	5,035
Mylan*	52,210	2,375
NPS Pharmaceuticals*	14,130	367
Regeneron Pharmaceuticals*	9,260	3,338
Total Health care		39,839
Industrials—6.0%
AMETEK	38,450	1,931
Delta Air Lines	108,820	3,934
Roper Industries	34,380	5,029
United Rentals*	31,360	3,484
Total Industrials		14,378
Information technology—25.8%
Alliance Data Systems*	27,880	6,922
Applied Materials	166,810	3,605
Avago Technologies	87,130	7,580
Cavium*^	153,339	7,626
KLA-Tencor	45,760	3,605
LinkedIn, Cl A*	23,080	4,796
Monolithic Power Systems	11,720	516
NXP Semiconductors*	161,000	11,017
Proofpoint*	18,830	699
RF Micro Devices*	306,930	3,542
ServiceNow*	87,410	5,138
Sunedison*	114,430	2,160
Workday, Cl A*	52,932	4,367
Total Information technology		61,573
Materials—6.3%
International Flavors & Fragrances	29,640	2,842
Methanex^	86,940	5,807
PolyOne	82,970	2,952
PPG Industries	17,830	3,508
Total Materials		15,109
Telecommunication services—2.3%
SBA Communications, Cl A*	49,830	5,526
Total Telecommunication services		5,526
Total Common stock (Cost $184,462)**		234,681

28 TURNER FUNDS 2014 ANNUAL REPORT

Schedule of investments

Turner Midcap Growth Fund

	Shares	Value (000)
Warrant—0.0%
Financials—0.0%
Atlas Mara Co-Nvest*	65,000	$65
Total Financials		65
Total Warrant (Cost $12)**		65
Cash equivalent—7.3%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.078%‡ (1)	17,321,087	17,321
Total Cash equivalent (Cost $17,321)**		17,321
Total Investments—105.5% (Cost $201,795)**		252,067
Net Other assets (liabilities)—(5.5)%		(13,166)
Net Assets—100.0%		$238,901

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2014 was $13,092**.

  ^  Security fully or partially on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $12,535**.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2014.

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 ANNUAL REPORT 29

FINANCIAL STATEMENTS

Schedule of investments

Turner Small Cap Growth Fund

September 30, 2014

	Shares	Value (000)
Common stock—100.7%†
Consumer discretionary—17.5%
Brunswick	25,290	$1,066
Burlington Stores*	44,271	1,765
Chuy's Holdings*^	57,720	1,812
Core-Mark Holding	41,840	2,219
del Frisco's Restaurant Group*	15,370	294
Five Below*^	32,700	1,295
Gentherm*	32,280	1,363
G-III Apparel Group*	27,190	2,253
HomeAway*	31,160	1,106
Kate Spade*	9,950	261
Lumber Liquidators Holdings*	22,700	1,303
Restoration Hardware Holdings*	18,750	1,492
Skechers U.S.A., Cl A*	36,670	1,955
Tenneco*	11,670	610
Vince Holding*	48,690	1,473
Zoe's Kitchen*^	82,390	2,534
Total Consumer discretionary		22,801
Consumer staples—2.3%
Boston Beer, Cl A*	5,780	1,282
Boulder Brands*	60,900	830
Inventure Foods*	65,100	844
Total Consumer staples		2,956
Energy—7.5%
Chesapeake Lodging Trust	25,620	747
Diamondback Energy*	31,750	2,374
Forum Energy Technologies*	56,110	1,718
Green Plains Renewable Energy	39,690	1,484
Penn-Virginia*^	201,551	2,561
SemGroup, Cl A	10,010	834
Total Energy		9,718
Financials—7.3%
Bank of the Ozarks^	72,210	2,275
Essent Group*	105,070	2,250
Evercore Partners	6,350	298
FXCM, Cl A	83,950	1,331
Janus Capital Group	77,620	1,129
Kennedy-Wilson Holdings	92,780	2,223
Total Financials		9,506
	Shares	Value (000)
Health care—26.4%
Acadia Healthcare*	38,430	$1,864
Aegerion Pharmaceuticals*	44,890	1,498
Akorn*	55,830	2,025
Biodelivery Sciences International*	125,340	2,142
Cepheid*^	45,460	2,002
DepoMed*	147,240	2,237
Dexcom*	47,970	1,918
Dyax*	52,260	529
Exact Sciences*	80,500	1,560
ExamWorks Group*	56,480	1,850
Horizon Pharma*	172,250	2,115
Keryx Biopharmaceuticals*^	67,800	932
LDR Holding*	71,300	2,220
LifePoint Hospitals*	18,700	1,294
NPS Pharmaceuticals*	18,730	487
Pacira Pharmaceuticals*^	19,630	1,903
Puma Biotechnology*^	8,330	1,987
Receptos*	16,740	1,040
Team Health Holdings*	44,220	2,563
The Medicines*	21,520	480
Veeva Systems, Cl A*	61,620	1,736
Total Health care		34,382
Industrials—9.3%
Greenbrier	29,210	2,143
H&E Equipment Services	47,742	1,923
Proto Labs*^	25,940	1,790
Rexnord*	63,660	1,811
Saia*	42,050	2,084
Spirit Airlines*	23,140	1,600
Tutor Perini*	29,340	775
Total Industrials		12,126
Information technology—25.1%
Cavium*	55,130	2,742
Cognex*^	46,040	1,854
Constant Contact*	45,420	1,233
Cornerstone OnDemand*^	28,340	975
Demandware*^	39,670	2,020
Digimarc^	98,010	2,030
Envestnet*	36,650	1,649
Guidewire Software*^	45,220	2,005
Integrated Device Technology*	127,990	2,041

30 TURNER FUNDS 2014 ANNUAL REPORT

Schedule of investments

Turner Small Cap Growth Fund

	Shares	Value (000)
Monolithic Power Systems	50,460	$2,223
Proofpoint*^	80,870	3,005
RF Micro Devices*	228,630	2,638
Sunedison*	50,390	951
Synaptics*	32,920	2,410
The Ultimate Software Group*^	16,010	2,266
Trulia*	15,180	742
Wex*	16,980	1,873
Total Information technology		32,657
Materials—5.3%
Graphic Packaging Holding*	109,170	1,357
Platform Specialty Products*	74,880	1,874
PolyOne	37,350	1,329
Senomyx*^	161,930	1,328
US Silica Holdings	15,620	976
Total Materials		6,864
Total Common stock (Cost $110,491)**		131,010
Cash equivalent—17.1%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.078%‡ (1)	22,224,348	22,224
Total Cash equivalent (Cost $22,224)**		22,224
Total Investments—117.8% (Cost $132,715)**		153,234
Net Other assets (liabilities)—(17.8)%		(23,149)
Net Assets—100.0%		$130,085

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2014 was $21,438**.

  ^  Security fully or partially on loan at September 30, 2014. The total value of securities on loan at September 30, 2014 was $20,720**.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2014.

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 ANNUAL REPORT 31

FINANCIAL STATEMENTS

Statements of assets and liabilities (000)

September 30, 2014

	Turner Medical Sciences Long/Short Fund		Turner Spectrum Fund		Turner Titan Fund		Turner Emerging Growth Fund
Assets:
Investment securities, at cost	$43,589		$125,677		$9,457		$144,768
Investment securities, at value	$46,770		$134,429		$10,055		$170,717	*
Cash	—		12,855		—		—
Deposits with brokers for securities sold short	13,442		67,228		5,759		—
Foreign currency, at value	—		3		—		—
Receivable for investment securities sold	1,454		9,494		766		150
Receivable for capital shares sold	207		18		—		39
Prepaid expenses	19		41		12		40
Receivable for dividend income	4		47		4		75
Receivable from investment adviser	79		—		—		—
Reclaim receivable	3		3		1		—
Total assets	61,978		224,118		16,597		171,021
Liabilities:
Securities sold short, at proceeds	22,747		76,749		5,549		—
Securities sold short, at value	22,979		74,677		5,380		—
Foreign currency overdraft, at value	3		—		—		—
Payable for investment securities purchased	2,075		10,388		752		—
Obligation to return securities lending collateral	—		—		—		27,771
Payable for capital shares redeemed	18		166		—		279
Dividends payable on securities sold short (Note 2)	89		66		5		—
Payable due to investment adviser	—		79		5		49
Payable due to administrator	3		13		1		12
Payable due to shareholder servicing	2		4		—		25
Payable due to distributor	2		2		—		—
Payable due to transfer agent	3		20		1		17
Payable due to custodian	7		32		7		5
Other accrued expenses	14		93		6		91
Total liabilities	25,195		85,540		6,157		28,249
Net assets	$36,783		$138,578		$10,440		$142,772
*Includes market value of securities on loan	$—		$—		$—		$27,002
Net assets:
Portfolio capital	$33,575		$116,054		$8,465		$59,452
Distributions in excess of investment income	—		(6,550)		—		24
Accumulated net realized gain (loss) from investments, securities sold short, written options and foreign currency transactions	259		18,251		1,208		57,347
Net unrealized appreciation on investments, securities sold short, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	2,949		10,823		767		25,949
Net assets	$36,783		$138,578		$10,440		$142,772
Outstanding shares of beneficial interest — Institutional Class Shares (1)	2,091		10,044		843		473
Outstanding shares of beneficial interest — Investor Class Shares (1)	452		1,327		49		2,174
Outstanding shares of beneficial interest — Class C Shares (1)	227		257		23		—
Outstanding shares of beneficial interest — Retirement Class Shares (1)	—		—		—		—
Net assets — Institutional Class Shares	$27,884		$120,032		$9,633		$25,912
Net assets — Investor Class Shares	$5,974		$15,630		$551		$116,860
Net assets — Class C Shares	$2,925		$2,916		$256		$—
Net assets — Retirement Class Shares	$—		$—		$—		$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$13.33	†	$11.95		$11.43		$54.75	†
Net asset value, offering and redemption price per share — Investor Class Shares	$13.23	†	$11.78		$11.32	†	$53.75
Net asset value, offering and redemption price per share — Class C Shares	$12.87	†	$11.36	†	$11.00	†	$—
Net asset value, offering and redemption price per share — Retirement Class Shares	$—		$—		$—		$—

32 TURNER FUNDS 2014 ANNUAL REPORT

	Turner Large Growth Fund		Turner Midcap Growth Fund		Turner Small Cap Growth Fund
Assets:
Investment securities, at cost	$32,739		$201,795		$132,715
Investment securities, at value	$38,997	*	$252,067	*	$153,234	*
Cash	—		—		—
Deposits with brokers for securities sold short	—		—		—
Foreign currency, at value	—		—		—
Receivable for investment securities sold	388		97		1,476
Receivable for capital shares sold	45		111		48
Prepaid expenses	15		65		27
Receivable for dividend income	17		37		34
Receivable from investment adviser	—		—		—
Reclaim receivable	—		—		—
Total assets	39,462		252,377		154,819
Liabilities:
Securities sold short, at proceeds	—		—		—
Securities sold short, at value	—		—		—
Foreign currency overdraft, at value	—		—		—
Payable for investment securities purchased	—		—		1,818
Obligation to return securities lending collateral	1,463		13,092		21,438
Payable for capital shares redeemed	7		69		1,305
Dividends payable on securities sold short (Note 2)	—		—		—
Payable due to investment adviser	7		71		41
Payable due to administrator	2		33		11
Payable due to shareholder servicing	4		41		29
Payable due to distributor	—		1		—
Payable due to transfer agent	5		27		12
Payable due to custodian	3		6		8
Other accrued expenses	22		136		72
Total liabilities	1,513		13,476		24,734
Net assets	$37,949		$238,901		$130,085
*Includes market value of securities on loan	$1,425		$12,535		$20,720
Net assets:
Portfolio capital	$82,223		$106,091		$69,331
Distributions in excess of investment income	76		—		(1,087)
Accumulated net realized gain (loss) from investments, securities sold short, written options and foreign currency transactions	(50,608)		82,538		41,322
Net unrealized appreciation on investments, securities sold short, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	6,258		50,272		20,519
Net assets	$37,949		$238,901		$130,085
Outstanding shares of beneficial interest — Institutional Class Shares (1)	1,015		1,199		—
Outstanding shares of beneficial interest — Investor Class Shares (1)	1,208		4,974		3,494
Outstanding shares of beneficial interest — Class C Shares (1)	—		—		—
Outstanding shares of beneficial interest — Retirement Class Shares (1)	—		131		—
Net assets — Institutional Class Shares	$17,433		$46,253		$—
Net assets — Investor Class Shares	$20,516		$187,974		$130,085
Net assets — Class C Shares	$—		$—		$—
Net assets — Retirement Class Shares	$—		$4,674		$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$17.18		$38.57	†	$—
Net asset value, offering and redemption price per share — Investor Class Shares	$16.99	†	$37.79		$37.23
Net asset value, offering and redemption price per share — Class C Shares	$—		$—		$—
Net asset value, offering and redemption price per share — Retirement Class Shares	$—		$35.75	†	$—

(1)  Unlimited authorization — par value $0.00001.

†  Differences in net asset value recalculation and net asset value stated are caused by rounding differences.

Amounts designated as "—" are either not applicable, $0, or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 ANNUAL REPORT 33

FINANCIAL STATEMENTS

Statements of operations (000)

	Turner Medical Sciences Long/Short Fund	Turner Spectrum Fund	Turner Titan Fund	Turner Emerging Growth Fund
	year ended 9/30/14	year ended 9/30/14	year ended 9/30/14	year ended 9/30/14
Investment income:
Dividend	$185	$2,331	$197	$620
Securities lending	—	—	—	294
Foreign taxes withheld	(5)	(30)	—	(1)
Total investment income	180	2,301	197	913
Expenses:
Investment advisory fees	552	4,649	316	2,319
Administration fees	55	462	31	345
Shareholder service fees (1)	31	76	1	410
Shareholder service fees (2)	6	10	—	—
Shareholder service fees (3)	—	—	—	—
Distribution fees (2)	18	31	1	—
Distribution fees (3)	—	—	—	—
Accounting agent fees	8	15	4	2
Dividend expense	60	1,241	42	—
Broker fees and charges on short sales	467	1,350	96	—
Custodian fees	27	160	20	17
Transfer agent fees	30	270	17	163
Registration fees	37	66	36	50
Professional fees	24	154	11	143
Trustees' fees	14	107	8	97
Insurance and other fees	24	239	17	152
Total expenses	1,353	8,830	600	3,698
Less:
Investment advisory fee waiver	(586)	(2,769)	(192)	(631)
Net expenses	767	6,061	408	3,067
Net investment income (loss)	(587)	(3,760)	(211)	(2,154)
Net realized gain from securities sold	6,364	104,679	4,875	74,679
Net realized loss from securities sold short	(3,959)	(42,941)	(1,582)	—
Net realized gain on written options contracts	—	207	—	—
Net realized loss on foreign currency transactions	(2)	(58)	(2)	—
Net change in unrealized appreciation (depreciation) on investments	1,239	(50,334)	(1,275)	(70,983)
Net change in unrealized appreciation (depreciation) on securities sold short	308	11,950	231	—
Net change in unrealized appreciation (depreciation) on written options contracts	—	(31)	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	2	—	—
Net realized and unrealized gain from investments, options and foreign currencies	3,950	23,474	2,247	3,696
Net increase in net assets resulting from operations	$3,363	$19,714	$2,036	$1,542

34 TURNER FUNDS 2014 ANNUAL REPORT

	Turner Large Growth Fund	Turner Midcap Growth Fund	Turner Small Cap Growth Fund
	year ended 9/30/14	year ended 9/30/14	year ended 9/30/14
Investment income:
Dividend	$425	$2,546	$731
Securities lending	48	79	100
Foreign taxes withheld	(2)	(8)	—
Total investment income	471	2,617	831
Expenses:
Investment advisory fees	297	2,702	1,980
Administration fees	74	536	294
Shareholder service fees (1)	56	577	495
Shareholder service fees (2)	—	—	—
Shareholder service fees (3)	—	12	—
Distribution fees (2)	—	—	—
Distribution fees (3)	—	12	—
Accounting agent fees	1	1	1
Dividend expense	—	—	—
Broker fees and charges on short sales	—	—	—
Custodian fees	9	58	42
Transfer agent fees	36	272	126
Registration fees	28	55	23
Professional fees	22	210	117
Trustees' fees	13	139	76
Insurance and other fees	29	235	128
Total expenses	565	4,809	3,282
Less:
Investment advisory fee waiver	(168)	(864)	(811)
Net expenses	397	3,945	2,471
Net investment income (loss)	74	(1,328)	(1,640)
Net realized gain from securities sold	15,713	104,546	48,313
Net realized loss from securities sold short	—	—	—
Net realized gain on written options contracts	—	—	—
Net realized loss on foreign currency transactions	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(5,664)	(59,603)	(44,329)
Net change in unrealized appreciation (depreciation) on securities sold short	—	—	—
Net change in unrealized appreciation (depreciation) on written options contracts	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	—
Net realized and unrealized gain from investments, options and foreign currencies	10,049	44,943	3,984
Net increase in net assets resulting from operations	$10,123	$43,615	$2,344

(1)  Attributable to Investor Class Shares only.

(2)  Attributable to Class C Shares only.

(3)  Attributable to Retirement Class Shares only.

Amounts designated as "—" are either not applicable, $0, or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 ANNUAL REPORT 35

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Medical Sciences Long/Short Fund		Turner Spectrum Fund
	year ended 9/30/14	year ended 9/30/13	year ended 9/30/14	year ended 9/30/13
Investment activities:
Net investment loss	$(587)	$(393)	$(3,760)	$(5,419)
Net realized gain from securities sold and securities sold short	2,405	3,301	61,738	22,449
Net realized gain on written options contracts	—	—	207	65
Net realized loss on foreign currency transactions	(2)	(6)	(58)	(284)
Net change in unrealized appreciation (depreciation) on investments and securities sold short	1,547	(397)	(38,384)	16,276
Net change in unrealized appreciation (depreciation) on written options contracts	—	—	(31)	31
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	2	2	(2)
Net increase in net assets resulting from operations	3,363	2,507	19,714	33,116
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	(524)	—	—	—
Investor Class Shares	(145)	—	—	—
Class C Shares	(47)	—	—	—
Total dividends and distributions	(716)	—	—	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	33,366	2,380	82,515	295,417
Proceeds from shares issued in lieu of cash distributions	472	—	—	—
Cost of shares redeemed	(25,607)	(24,867)	(462,399)	(676,075)
Net increase (decrease) in net assets from Institutional Class Shares transactions	8,231	(22,487)	(379,884)	(380,658)
Investor Class Shares
Proceeds from shares issued	31,610	548	4,871	23,320
Proceeds from shares issued in lieu of cash distributions	141	—	—	—
Cost of shares redeemed	(28,345)	(7,356)	(34,856)	(108,927)
Net increase (decrease) in net assets from Investor Class Shares transactions	3,406	(6,808)	(29,985)	(85,607)
Class C Shares
Proceeds from shares issued	1,987	361	42	351
Proceeds from shares issued in lieu of cash distributions	42	—	—	—
Cost of shares redeemed	(708)	(2,007)	(2,865)	(5,427)
Net increase (decrease) in net assets from Class C Shares transactions	1,321	(1,646)	(2,823)	(5,076)
Net increase (decrease) in net assets from capital share transactions	12,958	(30,941)	(412,692)	(471,341)
Total increase (decrease) in net assets	15,605	(28,434)	(392,978)	(438,225)
Net assets:
Beginning of year	21,178	49,612	531,556	969,781
End of year	$36,783	$21,178	$138,578	$531,556
Distributions in excess of net investment income	$—	$(153)	$(6,550)	$(5,895)
Share issued and redeemed:
Institutional Class Shares
Issued	2,739	228	7,042	26,718
Issued in lieu of cash distributions	41	—	—	—
Redeemed	(2,139)	(2,419)	(39,139)	(61,031)
Net increase (decrease) in Institutional Class Shares	641	(2,191)	(32,097)	(34,313)
Investor Class Shares
Issued	2,555	53	419	2,130
Issued in lieu of cash distributions	12	—	—	—
Redeemed	(2,382)	(732)	(2,998)	(9,945)
Net increase (decrease) in Investor Class Shares	185	(679)	(2,579)	(7,815)
Class C Shares
Issued	163	35	4	33
Issued in lieu of cash distributions	4	—	—	—
Redeemed	(62)	(201)	(254)	(509)
Net increase (decrease) in Class C Shares	105	(166)	(250)	(476)
Net increase (decrease) in share transactions	931	(3,036)	(34,926)	(42,604)

36 TURNER FUNDS 2014 ANNUAL REPORT

	Turner Titan Fund		Turner Emerging Growth Fund
	year ended 9/30/14	year ended 9/30/13	year ended 9/30/14	year ended 9/30/13
Investment activities:
Net investment loss	$(211)	$(329)	$(2,154)	$(894)
Net realized gain from securities sold and securities sold short	3,293	242	74,679	36,788
Net realized gain on written options contracts	—	—	—	—
Net realized loss on foreign currency transactions	(2)	(6)	—	—
Net change in unrealized appreciation (depreciation) on investments and securities sold short	(1,044)	814	(70,983)	29,719
Net change in unrealized appreciation (depreciation) on written options contracts	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	—	—
Net increase in net assets resulting from operations	2,036	721	1,542	65,613
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	(275)	(341)	(11,300)	(8,753)
Investor Class Shares	(3)	(20)	(27,452)	(24,111)
Class C Shares	—	(6)	—	—
Total dividends and distributions	(278)	(367)	(38,752)	(32,864)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	9,298	48,123	12,449	9,023
Proceeds from shares issued in lieu of cash distributions	268	334	10,821	8,473
Cost of shares redeemed	(22,824)	(53,640)	(59,692)	(23,483)
Net increase (decrease) in net assets from Institutional Class Shares transactions	(13,258)	(5,183)	(36,422)	(5,987)
Investor Class Shares
Proceeds from shares issued	374	202	50,804	24,834
Proceeds from shares issued in lieu of cash distributions	3	20	26,301	21,988
Cost of shares redeemed	(245)	(4,711)	(113,434)	(59,232)
Net increase (decrease) in net assets from Investor Class Shares transactions	132	(4,489)	(36,329)	(12,410)
Class C Shares
Proceeds from shares issued	251	286	—	—
Proceeds from shares issued in lieu of cash distributions	—	6	—	—
Cost of shares redeemed	(22)	(775)	—	—
Net increase (decrease) in net assets from Class C Shares transactions	229	(483)	—	—
Net increase (decrease) in net assets from capital share transactions	(12,897)	(10,155)	(72,751)	(18,397)
Total increase (decrease) in net assets	(11,139)	(9,801)	(109,961)	14,352
Net assets:
Beginning of year	21,579	31,380	252,733	238,381
End of year	$10,440	$21,579	$142,772	$252,733
Distributions in excess of net investment income	$—	$(260)	$24	$(1,286)
Share issued and redeemed:
Institutional Class Shares
Issued	851	4,796	207	166
Issued in lieu of cash distributions	25	34	191	177
Redeemed	(2,047)	(5,338)	(1,035)	(436)
Net increase (decrease) in Institutional Class Shares	(1,171)	(508)	(637)	(93)
Investor Class Shares
Issued	34	20	855	451
Issued in lieu of cash distributions	—	2	471	464
Redeemed	(22)	(479)	(1,952)	(1,072)
Net increase (decrease) in Investor Class Shares	12	(457)	(626)	(157)
Class C Shares
Issued	22	29	—	—
Issued in lieu of cash distributions	—	1	—	—
Redeemed	(2)	(80)	—	—
Net increase (decrease) in Class C Shares	20	(50)	—	—
Net increase (decrease) in share transactions	(1,139)	(1,015)	(1,263)	(250)

Amounts designated as "—" are either not applicable, $0, or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 ANNUAL REPORT 37

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Large Growth Fund		Turner Midcap Growth Fund
	year ended 9/30/14	year ended 9/30/13	year ended 9/30/14	year ended 9/30/13
Investment activities:
Net investment income (loss)	$74	$740	$(1,328)	$(1,982)
Net realized gain from securities sold	15,713	33,884	104,546	82,710
Net change in unrealized appreciation (depreciation) on investment transactions	(5,664)	(19,979)	(59,603)	19,404
Net increase in net assets resulting from operations	10,123	14,645	43,615	100,132
Dividends and distributions to shareholders:
Net investment income:
Institutional Class Shares	—	(1,087)	—	—
Investor Class Shares	—	(92)	—	—
Realized capital gains:
Institutional Class Shares	—	—	(33,824)	(2,966)
Investor Class Shares	—	—	(50,614)	(5,108)
Retirement Class Shares	—	—	(993)	(72)
Total dividends and distributions	—	(1,179)	(85,431)	(8,146)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	2,255	14,890	34,748	59,903
Proceeds from shares issued in lieu of cash distributions	—	1,034	27,598	2,364
Cost of shares redeemed	(44,924)	(172,365)	(206,567)	(131,596)
Net decrease in net assets from Institutional Class Shares transactions	(42,669)	(156,441)	(144,221)	(69,329)
Investor Class Shares
Proceeds from shares issued	4,946	7,080	66,808	40,974
Proceeds from Fund acquisition (Notes 10 and 11)	—	15,614	16,748	—
Proceeds from shares issued in lieu of cash distributions	—	91	48,868	4,946
Cost of shares redeemed	(19,039)	(44,134)	(175,570)	(245,432)
Net decrease in net assets from Investor Class Shares transactions	(14,093)	(21,349)	(43,146)	(199,512)
Retirement Class Shares
Proceeds from shares issued	—	—	513	576
Proceeds from shares issued in lieu of cash distributions	—	—	993	72
Cost of shares redeemed	—	—	(576)	(2,024)
Net increase (decrease) in net assets from Retirement Class Shares transactions	—	—	930	(1,376)
Net decrease in net assets from capital share transactions	(56,762)	(177,790)	(186,437)	(270,217)
Total decrease in net assets	(46,639)	(164,324)	(228,253)	(178,231)
Net assets:
Beginning of year	84,588	248,912	467,154	645,385
End of year	$37,949	$84,588	$238,901	$467,154
Undistributed net investment income (accumulated net investment income)	$76	$10	$—	$1
Share issued and redeemed:
Institutional Class Shares
Issued	139	1,153	882	1,600
Issued in lieu of cash distributions	—	83	778	69
Redeemed	(2,801)	(13,194)	(5,197)	(3,604)
Net decrease in Institutional Class Shares	(2,662)	(11,958)	(3,537)	(1,935)
Investor Class Shares
Issued	306	546	1,719	1,098
Shares from Fund acquisition (Notes 10 and 11)	—	1,216	427	—
Issued in lieu of cash distributions	—	7	1,403	147
Redeemed	(1,202)	(3,423)	(4,578)	(6,793)
Net decrease in Investor Class Shares	(896)	(1,654)	(1,029)	(5,548)
Retirement Class Shares
Issued	—	—	14	17
Issued in lieu of cash distributions	—	—	30	2
Redeemed	—	—	(16)	(59)
Net increase (decrease) in Retirement Class Shares	—	—	28	(40)
Net decrease in share transactions	(3,558)	(13,612)	(4,538)	(7,523)

38 TURNER FUNDS 2014 ANNUAL REPORT

	Turner Small Cap Growth Fund
	year ended 9/30/14	year ended 9/30/13
Investment activities:
Net investment income (loss)	$(1,640)	$(986)
Net realized gain from securities sold	48,313	43,625
Net change in unrealized appreciation (depreciation) on investment transactions	(44,329)	23,107
Net increase in net assets resulting from operations	2,344	65,746
Dividends and distributions to shareholders:
Net investment income:
Institutional Class Shares	—	—
Investor Class Shares	—	—
Realized capital gains:
Institutional Class Shares	—	—
Investor Class Shares	(40,979)	(15,983)
Retirement Class Shares	—	—
Total dividends and distributions	(40,979)	(15,983)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	—	—
Proceeds from shares issued in lieu of cash distributions	—	—
Cost of shares redeemed	—	—
Net decrease in net assets from Institutional Class Shares transactions	—	—
Investor Class Shares
Proceeds from shares issued	25,152	20,912
Proceeds from Fund acquisition (Notes 10 and 11)	—	—
Proceeds from shares issued in lieu of cash distributions	40,735	15,896
Cost of shares redeemed	(130,206)	(103,631)
Net decrease in net assets from Investor Class Shares transactions	(64,319)	(66,823)
Retirement Class Shares
Proceeds from shares issued	—	—
Proceeds from shares issued in lieu of cash distributions	—	—
Cost of shares redeemed	—	—
Net increase (decrease) in net assets from Retirement Class Shares transactions	—	—
Net decrease in net assets from capital share transactions	(64,319)	(66,823)
Total decrease in net assets	(102,954)	(17,060)
Net assets:
Beginning of year	233,039	250,099
End of year	$130,085	$233,039
Undistributed net investment income (accumulated net investment income)	$(1,087)	$—
Share issued and redeemed:
Institutional Class Shares
Issued	—	—
Issued in lieu of cash distributions	—	—
Redeemed	—	—
Net decrease in Institutional Class Shares	—	—
Investor Class Shares
Issued	616	558
Shares from Fund acquisition (Notes 10 and 11)	—	—
Issued in lieu of cash distributions	1,096	473
Redeemed	(3,424)	(2,781)
Net decrease in Investor Class Shares	(1,712)	(1,750)
Retirement Class Shares
Issued	—	—
Issued in lieu of cash distributions	—	—
Redeemed	—	—
Net increase (decrease) in Retirement Class Shares	—	—
Net decrease in share transactions	(1,712)	(1,750)

Amounts designated as "—" are either not applicable, $0, or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 ANNUAL REPORT 39

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)(1)	Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
2014	$11.54	(0.18)	2.33	2.15	—	(0.36)	(0.36)
2013	$10.19	(0.13)	1.48	1.35	—	—	—
2012	$10.35	(0.15)	(0.01)	(0.16)	—	—	—
2011 (5)	$10.00	(0.12)	0.47	0.35	—	—	—
Turner Medical Sciences Long/Short Fund — Investor Class Shares
2014	$11.48	(0.21)	2.32	2.11	—	(0.36)	(0.36)
2013	$10.16	(0.16)	1.48	1.32	—	—	—
2012	$10.34	(0.18)	—	(0.18)	—	—	—
2011 (5)	$10.00	(0.13)	0.47	0.34	—	—	—
Turner Medical Sciences Long/Short Fund — Class C Shares
2014	$11.26	(0.29)	2.26	1.97	—	(0.36)	(0.36)
2013	$10.04	(0.23)	1.45	1.22	—	—	—
2012	$10.30	(0.25)	(0.01)	(0.26)	—	—	—
2011 (5)	$10.00	(0.18)	0.48	0.30	—	—	—
Turner Spectrum Fund — Institutional Class Shares
2014	$11.43	(0.14)	0.66	0.52	—	—	—
2013	$10.89	(0.07)	0.61	0.54	—	—	—
2012	$11.45	(0.13)	0.04	(0.09)	—	(0.47)	(0.47)
2011	$10.82	(0.16)	0.79	0.63	—	—	—
2010	$10.81	(0.13)	0.21	0.08	—	(0.07)	(0.07)
Turner Spectrum Fund — Investor Class Shares
2014	$11.30	(0.17)	0.65	0.48	—	—	—
2013	$10.80	(0.09)	0.59	0.50	—	—	—
2012	$11.38	(0.16)	0.05	(0.11)	—	(0.47)	(0.47)
2011	$10.78	(0.19)	0.79	0.60	—	—	—
2010	$10.80	(0.16)	0.21	0.05	—	(0.07)	(0.07)
Turner Spectrum Fund — Class C Shares
2014	$10.98	(0.25)	0.63	0.38	—	—	—
2013	$10.57	(0.17)	0.58	0.41	—	—	—
2012	$11.23	(0.24)	0.05	(0.19)	—	(0.47)	(0.47)
2011	$10.72	(0.27)	0.78	0.51	—	—	—
2010	$10.80	(0.24)	0.23	(0.01)	—	(0.07)	(0.07)

40 TURNER FUNDS 2014 ANNUAL REPORT

	Net asset value, end of period	Total return	Net assets end of period (000)	Ratio of net expenses to average net assets*		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets*		Portfolio turnover rate**
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
2014	$13.33	19.08%	$27,884	1.93	% (2)+	3.52	%+	(1.44	)%+	409%
2013	$11.54	13.25%	$16,742	1.98	% (3)+	2.99	%+	(1.26	)%+	492%
2012	$10.19	(1.55)%	$37,117	1.87	% (4)+	2.09	%+	(1.45	)%+	900%
2011 (5)	$10.35	3.50%++	$45,147	1.93	% (6)	2.74%		(1.74)%		608%
Turner Medical Sciences Long/Short Fund — Investor Class Shares
2014	$13.23	18.83%	$5,974	2.18	% (2)+	3.77	%+	(1.69	)%+	409%
2013	$11.48	12.99%	$3,062	2.23	% (3)+	3.24	%+	(1.51	)%+	492%
2012	$10.16	(1.74)%	$9,606	2.12	% (4)+	2.34	%+	(1.70	)%+	900%
2011 (5)	$10.34	3.40%++	$12,777	2.14	% (6)	2.89%		(1.93)%		608%
Turner Medical Sciences Long/Short Fund — Class C Shares
2014	$12.87	17.93%	$2,925	2.93	% (2)+	4.52	%+	(2.44	)%+	409%
2013	$11.26	12.15%	$1,374	2.98	% (3)+	3.99	%+	(2.26	)%+	492%
2012	$10.04	(2.52)%	$2,889	2.87	% (4)+	3.09	%+	(2.45	)%+	900%
2011 (5)	$10.30	3.00%++	$2,165	2.93	% (6)	3.63%		(2.71)%		608%
Turner Spectrum Fund — Institutional Class Shares
2014	$11.95	4.55%	$120,032	1.93	% (7)+	2.82	%+	(1.18	)%+	443%
2013	$11.43	4.96%	$481,845	1.93	% (8)+	2.75	%+	(0.64	)%+	580%
2012	$10.89	(0.77)%	$832,857	1.89	% (9)+	2.34	%+	(1.15	)%+	996%
2011	$11.45	5.82%	$448,554	1.93	% (10)	2.48%		(1.34)%		1,153%
2010	$10.82	0.77%	$179,526	1.91	% (11)	2.85%		(1.23)%		1,808%
Turner Spectrum Fund — Investor Class Shares
2014	$11.78	4.25%	$15,630	2.18	% (7)+	3.07	%+	(1.42	)%+	443%
2013	$11.30	4.63%	$44,139	2.18	% (8)+	3.00	%+	(0.89	)%+	580%
2012	$10.80	(0.95)%	$126,533	2.14	% (9)+	2.59	%+	(1.40	)%+	996%
2011	$11.38	5.57%	$161,401	2.18	% (10)	2.70%		(1.61)%		1,153%
2010	$10.78	0.49%	$52,361	2.17	% (11)	3.12%		(1.52)%		1,808%
Turner Spectrum Fund — Class C Shares
2014	$11.36	3.46%	$2,916	2.93	% (7)+	3.82	%+	(2.18	)%+	443%
2013	$10.98	3.88%	$5,572	2.93	% (8)+	3.75	%+	(1.64	)%+	580%
2012	$10.57	(1.71)%	$10,391	2.89	% (9)+	3.34	%+	(2.15	)%+	996%
2011	$11.23	4.76%	$12,478	2.93	% (10)	3.39%		(2.33)%		1,153%
2010	$10.72	(0.07)%	$7,169	2.92	% (11)	3.82%		(2.19)%		1,808%

*  Inclusive of fees paid indirectly, waivers and/or reimbursements.
**  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
+  Does not include acquired fund fees or expenses.
++  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Dividend expense totaled 0.16% of average net assets for the year ended September 30, 2014, 0.16% of which was waived. Broker fees and charges on short sales totaled 1.27% of average net assets for the year ended September 30, 2014, 1.27% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.36%, 3.61% and 4.36% for the Institutional, Investor and Class C Shares, respectively.
(3)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. Broker fees and charges on short sales totaled 0.41% of average net assets for the year ended September 30, 2013, 0.41% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.79%, 3.04% and 3.79% for the Institutional, Investor and Class C Shares, respectively.
(4)  Dividend expense totaled 0.04% of average net assets for the year ended September 30, 2012, 0.04% of which was waived. Broker fees and charges on short sales totaled 0.15% of average net assets for the year ended September 30, 2012, 0.15% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.06%, 2.31% and 3.06% for the Institutional, Investor and Class C Shares, respectively.
(5)  Commenced operations on February 7, 2011. All ratios for the period have been annualized unless otherwise indicated.
(6)  Dividend expense totaled 0.15% of average net assets for the year ended September 30, 2011, 0.12% of which was waived. Broker fees and charges on short sales totaled 0.47% of average net assets for the year ended September 30, 2011, 0.39% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.44%, 2.65% and 3.44% for the Institutional, Investor and Class C Shares, respectively.
(7)  Dividend expense totaled 0.40% of average net assets for the year ended September 30, 2014, 0.40% of which was waived. Broker fees and charges on short sales totaled 0.44% of average net assets for the year ended September 30, 2014, 0.44% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.77%, 3.01% and 3.77% for the Institutional, Investor and Class C Shares, respectively.
(8)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. Broker fees and charges on short sales totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.83%, 3.08% and 3.83% for the Institutional, Investor and Class C Shares, respectively.
(9)  Dividend expense totaled 0.20% of average net assets for the year ended September 30, 2012, 0.20% of which was waived. Broker fees and charges on short sales totaled 0.33% of average net assets for the year ended September 30, 2012, 0.33% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.42%, 2.67% and 3.42% for the Institutional, Investor and Class C Shares, respectively.
(10)  Dividend expense totaled 0.28% of average net assets for the year ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the year ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.40%, 2.65% and 3.40% for the Institutional, Investor and Class C Shares, respectively.
(11)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2010, 0.42% of which was waived. Broker fees and charges on short sales totaled 0.38% of average net assets for the year ended September 30, 2010, 0.37% of which was waived beginning on January 13, 2010. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.70%, 2.96% and 3.71% for the Institutional, Investor and Class C Shares, respectively.
Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 ANNUAL REPORT 41

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)(1)	Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner Titan Fund — Institutional Class Shares
2014	$10.51	(0.11)	1.15	1.04	—	(0.12)	(0.12)
2013	$10.24	(0.08)	0.43	0.35	—	(0.08)	(0.08)
2012	$9.77	(0.11)	0.67	0.56	—	(0.09)	(0.09)
2011 (5)	$10.00	(0.10)	(0.13)	(0.23)	—	—	—
Turner Titan Fund — Investor Class Shares
2014	$10.44	(0.14)	1.14	1.00	—	(0.12)	(0.12)
2013	$10.20	(0.10)	0.42	0.32	—	(0.08)	(0.08)
2012	$9.76	(0.13)	0.66	0.53	—	(0.09)	(0.09)
2011 (5)	$10.00	(0.11)	(0.13)	(0.24)	—	—	—
Turner Titan Fund — Class C Shares
2014	$10.22	(0.22)	1.12	0.90	—	(0.12)	(0.12)
2013	$10.07	(0.16)	0.39	0.23	—	(0.08)	(0.08)
2012	$9.72	(0.21)	0.65	0.44	—	(0.09)	(0.09)
2011 (5)	$10.00	(0.16)	(0.12)	(0.28)	—	—	—
Turner Emerging Growth Fund — Institutional Class Shares
2014	$65.25	(0.46)	0.32	(0.14)	—	(10.36)	(10.36)
2013	$57.68	(0.12)	16.10	15.98	—	(8.41)	(8.41)
2012	$45.83	(0.34)	12.19	11.85	—	—	—
2011	$42.51	(0.40)	3.72	3.32	—	—	—
2010	$37.78	(0.31)	5.04	4.73	—	—	—
Turner Emerging Growth Fund — Investor Class Shares
2014	$64.38	(0.59)	0.32	(0.27)	—	(10.36)	(10.36)
2013	$57.16	(0.25)	15.88	15.63	—	(8.41)	(8.41)
2012	$45.52	(0.47)	12.11	11.64	—	—	—
2011	$42.32	(0.52)	3.72	3.20	—	—	—
2010	$37.71	(0.41)	5.02	4.61	—	—	—

42 TURNER FUNDS 2014 ANNUAL REPORT

	Net asset value, end of period	Total return		Net assets end of period (000)	Ratio of net expenses to average net assets*		Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets*		Portfolio turnover rate**
Turner Titan Fund — Institutional Class Shares
2014	$11.43	10.00%		$9,633	1.93	% (2)+	2.85%+	(0.99	)%+	777%
2013	$10.51	3.43%		$21,166	1.94	% (3)+	2.42%+	(0.76	)%+	788%
2012	$10.24	5.75%		$25,811	1.92	% (4)+	2.41%+	(1.03	)%+	834%
2011 (5)	$9.77	(2.30	)%++	$11,374	1.92	% (6)	3.54%	(1.47)%		647%
Turner Titan Fund — Investor Class Shares
2014	$11.32	9.68%		$551	2.18	% (2)+	3.10%+	(1.24	)%+	777%
2013	$10.44	3.14%		$387	2.19	% (3)+	2.67%+	(1.01	)%+	788%
2012	$10.20	5.44%		$5,038	2.17	% (4)+	2.66%+	(1.28	)%+	834%
2011 (5)	$9.76	(2.40	)%++	$2,711	2.16	% (6)	4.66%	(1.65)%		647%
Turner Titan Fund — Class C Shares
2014	$11.00	8.90%		$256	2.93	% (2)+	3.85%+	(1.99	)%+	777%
2013	$10.22	2.28%		$26	2.94	% (3)+	3.42%+	(1.76	)%+	788%
2012	$10.07	4.53%		$531	2.92	% (4)+	3.41%+	(2.03	)% +	834%
2011 (5)	$9.72	(2.80	)%++	$29	2.92	% (6)	2.31%	(2.44)%		647%
Turner Emerging Growth Fund — Institutional Class Shares
2014	$54.75	(0.76)%		$25,912	1.15%		1.42%	(0.76)%		78%
2013	$65.25	32.98%		$72,442	1.15%		1.31%	(0.21)%		62%
2012	$57.68	25.86%		$69,391	1.15%		1.30%	(0.62)%		75%
2011	$45.83	7.81%		$67,035	1.15%		1.27%	(0.77)%		74%
2010	$42.51	12.52%		$276,445	1.15%		1.28%	(0.77)%		96%
Turner Emerging Growth Fund — Investor Class Shares
2014	$53.75	(1.00)%		$116,860	1.40%		1.67%	(1.01)%		78%
2013	$64.38	32.63%		$180,291	1.40%		1.56%	(0.46)%		62%
2012	$57.16	25.57%		$168,990	1.40%		1.55%	(0.87)%		75%
2011	$45.52	7.56%		$159,127	1.40%		1.55%	(1.01)%		74%
2010	$42.32	12.22%		$176,823	1.40%		1.53%	(1.02)%		96%

*  Inclusive of fees paid indirectly, waivers and/or reimbursements.
**  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
+  Does not include acquired fund fees or expenses.
++  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Dividend expense totaled 0.20% of average net assets for the year ended September 30, 2014, 0.20% of which was waived. Broker fees and charges on short sales totaled 0.46% of average net assets for the year ended September 30, 2014, 0.46% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.58%, 2.83% and 3.58% for the Institutional, Investor and Class C Shares, respectively.
(3)  Dividend expense totaled 0.14% of average net assets for the year ended September 30, 2013, 0.14% of which was waived. Broker fees and charges on short sales totaled 0.27% of average net assets for the year ended September 30, 2013, 0.27% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.35%, 2.60% and 3.35% for the Institutional, Investor and Class C Shares, respectively.
(4)  Dividend expense totaled 0.08% of average net assets for the year ended September 30, 2012, 0.08% of which was waived. Broker fees and charges on short sales totaled 0.23% of average net assets for the year ended September 30, 2012, 0.23% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.23%, 2.48% and 3.23% for the Institutional, Investor and Class C Shares, respectively.
(5)  Commenced operations on February 7, 2011. All ratios for the period have been annualized unless otherwise indicated.
(6)  Dividend expense totaled 0.28% of average net assets for the year ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the year ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.20%, 2.44% and 3.20% for the Institutional, Investor and Class C Shares, respectively.
Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 ANNUAL REPORT 43

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)(1)	Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner Large Growth Fund — Institutional Class Shares
2014	$14.68	0.04	2.46	2.50	—	—	—
2013	$12.86	0.07	1.83	1.90	(0.08)	—	(0.08)
2012	$10.50	0.02	2.34	2.36	—	—	—
2011	$10.56	—	(0.04)	(0.04)	(0.02)	—	(0.02)
2010	$9.93	0.02	0.65	0.67	(0.04)	—	(0.04)
Turner Large Growth Fund — Investor Class Shares
2014	$14.55	—	2.44	2.44	—	—	—
2013	$12.74	0.02	1.82	1.84	(0.03)	—	(0.03)
2012	$10.42	(0.01)	2.33	2.32	—	—	—
2011	$10.49	(0.03)	(0.04)	(0.07)	—	—	—
2010	$9.87	—	0.64	0.64	(0.02)	—	(0.02)
Turner Midcap Growth Fund — Institutional Class Shares
2014	$43.43	(0.08)	4.58	4.50	—	(9.36)	(9.36)
2013	$35.39	(0.09)	8.68	8.59	—	(0.55)	(0.55)
2012	$30.42	(0.05)	5.02	4.97	—	—	—
2011	$29.90	(0.06)	0.58	0.52	—	—	—
2010	$26.12	(0.08)	3.86	3.78	—	—	—
Turner Midcap Growth Fund — Investor Class Shares
2014	$42.85	(0.17)	4.47	4.30	—	(9.36)	(9.36)
2013	$35.03	(0.18)	8.55	8.37	—	(0.55)	(0.55)
2012	$30.16	(0.13)	5.00	4.87	—	—	—
2011	$29.73	(0.13)	0.56	0.43	—	—	—
2010	$26.03	(0.15)	3.85	3.70	—	—	—
Turner Midcap Growth Fund — Retirement Class Shares
2014	$41.07	(0.25)	4.29	4.04	—	(9.36)	(9.36)
2013	$33.65	(0.25)	8.22	7.97	—	(0.55)	(0.55)
2012	$29.05	(0.20)	4.80	4.60	—	—	—
2011	$28.71	(0.22)	0.56	0.34	—	—	—
2010	$25.20	(0.21)	3.72	3.51	—	—	—
Turner Small Cap Growth Fund — Investor Class Shares
2014	$44.76	(0.33)	0.76	0.43	—	(7.96)	(7.96)
2013	$35.96	(0.16)	11.47	11.31	—	(2.51)	(2.51)
2012	$27.83	(0.23)	8.36	8.13	—	—	—
2011	$28.97	(0.26)	(0.88)	(1.14)	—	—	—
2010	$25.17	(0.20)	4.00	3.80	—	—	—

44 TURNER FUNDS 2014 ANNUAL REPORT

	Net asset value, end of period	Total return	Net assets end of period (000)	Ratio of net expenses to average net assets*	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets*	Portfolio turnover rate**
Turner Large Growth Fund — Institutional Class Shares
2014	$17.18	17.03%	$17,433	0.69%	1.03%	0.26%	61%
2013	$14.68	14.87%	$53,965	0.69%	0.96%	0.52%	71	% (2)
2012	$12.86	22.48%	$201,051	0.69%	0.91%	0.15%	105%
2011	$10.50	(0.39)%	$382,336	0.69%	0.89%	(0.03)%	182%
2010	$10.56	6.76%	$377,650	0.69%	0.87%	0.20%	178%
Turner Large Growth Fund — Investor Class Shares
2014	$16.99	16.77%	$20,516	0.94%	1.28%	0.01%	61%
2013	$14.55	14.50%	$30,623	0.94%	1.21%	0.27%	71	% (2)
2012	$12.74	22.26%	$47,861	0.94%	1.16%	(0.10)%	105%
2011	$10.42	(0.67)%	$56,661	0.94%	1.13%	(0.28)%	182%
2010	$10.49	6.51%	$163,750	0.94%	1.12%	(0.05)%	178%
Turner Midcap Growth Fund — Institutional Class Shares
2014	$38.57	12.25%	$46,253	0.93%	1.17%	(0.21)%	89	% (3)
2013	$43.43	24.69%	$205,679	0.93%	1.08%	(0.24)%	84%
2012	$35.39	16.34%	$236,147	0.93%	1.04%	(0.14)%	121%
2011	$30.42	1.74%	$245,480	0.93%	1.05%	(0.18)%	104%
2010	$29.90	14.47%	$164,993	0.93%	1.03%	(0.29)%	90%
Turner Midcap Growth Fund — Investor Class Shares
2014	$37.79	11.88%	$187,974	1.18%	1.42%	(0.44)%	89	% (3)
2013	$42.85	24.31%	$257,240	1.18%	1.33%	(0.49)%	84%
2012	$35.03	16.15%	$404,427	1.18%	1.29%	(0.39)%	121%
2011	$30.16	1.45%	$471,286	1.18%	1.28%	(0.38)%	104%
2010	$29.73	14.21%	$751,124	1.18%	1.28%	(0.54)%	90%
Turner Midcap Growth Fund — Retirement Class Shares
2014	$35.75	11.74%	$4,674	1.43%	1.67%	(0.68)%	89	% (3)
2013	$41.07	24.11%	$4,235	1.43%	1.58%	(0.74)%	84%
2012	$33.65	15.83%	$4,811	1.43%	1.54%	(0.64)%	121%
2011	$29.05	1.18%	$3,972	1.43%	1.54%	(0.63)%	104%
2010	$28.71	13.93%	$4,578	1.43%	1.53%	(0.79)%	90%
Turner Small Cap Growth Fund — Investor Class Shares
2014	$37.23	0.99%	$130,085	1.25%	1.66%	(0.83)%	127%
2013	$44.76	33.79%	$233,039	1.25%	1.56%	(0.43)%	82%
2012	$35.96	29.21%	$250,099	1.25%	1.53%	(0.68)%	100%
2011	$27.83	(3.94)%	$229,919	1.25%	1.53%	(0.76)%	119%
2010	$28.97	15.10%	$274,925	1.25%	1.52%	(0.74)%	89%

*  Inclusive of fees paid indirectly, waivers and/or reimbursements.
**  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
(1)  Based on average shares outstanding.
(2)  If purchases of portfolio securities in connection with the reorganization of the Turner Concentrated Growth Fund into the Turner Large Growth Fund had been included, the portfolio turnover rate would have been 81%.
(3)  If purchases of portfolio securities in connection with the reorganization of the Turner All Cap Growth Fund into the Turner Midcap Growth Fund had been included, the portfolio turnover rate would have been 93%.
Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 ANNUAL REPORT 45

NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

September 30, 2014

1. Organization:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The funds included herein are Turner Medical Sciences Long/Short Fund ("Medical Sciences Long/Short Fund"), Turner Spectrum Fund ("Spectrum Fund"), Turner Titan Fund ("Titan Fund"), Turner Emerging Growth Fund ("Emerging Growth Fund"), Turner Large Growth Fund ("Large Growth Fund"), Turner Midcap Growth Fund ("Midcap Growth Fund"), and Turner Small Cap Growth Fund ("Small Cap Growth Fund"), each a "Fund" and collectively the "Funds."

Each Fund is registered as a diversified portfolio of the Trust.

The Funds are registered to offer different classes of shares: Institutional Class Shares, Investor Class Shares, Retirement Class Shares, Class C Shares, or a combination of the four. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies along with information on the classes of shares currently being offered.

At a meeting of the Board of Trustees (the "Board") held September 12, 2014, the Board approved the reorganization of the Large Growth Fund into the Midcap Growth Fund. The decision is subject to shareholder approval at a Special Meeting of Shareholders expected to take place on or about January 15, 2015. In anticipation of the reorganization, the Large Growth Fund closed to new investors on September 30, 2014.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation—In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including American Depositary Receipts ("ADRs"), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. To the extent these securities are valued at the last sales price or NASDAQ Official Closing Price, they are categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two. In this situation, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able

46 TURNER FUNDS 2014 ANNUAL REPORT

or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

Prior to September 16, 2014, the Funds' Subadministrator, as defined in Note 3, monitored price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculated its net asset value. If price movements in a monitored index or security exceeded levels recommended by the Committee for approval by the Board ("trigger points"), the Sub-administrator notified the Adviser, as defined in Note 3, that such limits had been exceeded. If such trigger points were exceeded, then the close prices for certain foreign markets were systematically adjusted by fair value factors calculated by an independent pricing service. The Board approved to discontinue fair valuation services for international securities, including the use of trigger points, at a meeting in May 2014. The Board determined that the limited number of international securities held by the Funds and the limited number of days in which fair value was utilized did not warrant further use of fair valuation services or the use of trigger points by the Funds. These circumstances described above used significant observable inputs and therefore these valuations were considered as Level 2 in the fair value hierarchy.

In the event that the Adviser believes that the fair values provided by a third party fair valuation vendor are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser shall contact the Sub-administrator and request that a meeting of the Committee be held. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

Other than the above change to no longer monitor trigger points, for the year ended September 30, 2014, there were no significant changes to the Funds' fair valuation methodologies.

For the year ended September 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table is a summary of inputs used to value the Funds' investments as of September 30, 2014. The breakdown, by sub-category, of the "common stock" category is disclosed in the Schedule of investments and Schedule of securities sold short for each Fund, as applicable.

	Level 1 (000)	Level 2 (000)	Total (000)
Medical Sciences Long/Short Fund
Investments in securities
Common stock	$46,492	$—	$46,492
Cash equivalent	278	—	278
Total Investments in securities	$46,770	$—	$46,770
Securities sold short
Common stock	$22,979	$—	$22,979
Total Securities sold short	$22,979	$—	$22,979
Spectrum Fund
Investments in securities
Common stock	$133,908	$49	$133,957
Warrant	472	—	472
Total Investments in securities	$134,380	$49	$134,429
Securities sold short
Common stock	$66,409	$—	$66,409
Exchange traded funds	8,268	—	8,268
Total Securities sold short	$74,677	$—	$74,677
Titan Fund
Investments in securities
Common stock	$8,933	$18	$8,951
Cash equivalent	1,104	—	1,104
Total Investments in securities	$10,037	$18	$10,055
Securities sold short
Common stock	$4,521	$—	$4,521
Exchange traded funds	859	—	859
Total Securities sold short	$5,380	$—	$5,380
Emerging Growth Fund
Investments in securities
Common stock	$140,959	$—	$140,959
Cash equivalent	29,758	—	29,758
Total Investments in securities	$170,717	$—	$170,717
Large Growth Fund
Investments in securities
Common stock	$37,232	$—	$37,232
Cash equivalent	1,765	—	1,765
Total Investments in securities	$38,997	$—	$38,997

TURNER FUNDS 2014 ANNUAL REPORT 47

NOTES TO FINANCIAL STATEMENTS

	Level 1 (000)	Level 2 (000)	Total (000)
Midcap Growth Fund
Investments in securities
Common stock	$234,681	$—	$234,681
Warrant	65	—	65
Cash equivalent	17,321	—	17,321
Total Investments in securities	$252,067	$—	$252,067
Small Cap Growth Fund
Investments in securities
Common stock	$131,010	$—	$131,010
Cash equivalent	22,224	—	22,224
Total Investments in securities	$153,234	$—	$153,234

For each Fund, there were no transfers between the levels as of September 30, 2014 based on the input levels assigned at September 30, 2013.

Security transactions and related income—Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities lots sold.

Securities sold short—Consistent with each Fund's investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund engaged in short sales during the year ended September 30, 2014.

Option transactions—Consistent with each Fund's investment objectives, the Funds may write covered call options and sell put options as a means of increasing the yield on their portfolios and as a means of providing limited protection against decreases in their market value. The Funds may purchase put and call options to protect against a decline in the market value of the securities in their portfolios or to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

Option contracts are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the

48 TURNER FUNDS 2014 ANNUAL REPORT

security). The primary risk exposure from written and purchased options contracts is equity exposure.

As of September 30, 2014, the Funds held no written or purchased options.

Any realized and unrealized gains and losses on purchase option contracts are included in "Net realized gain from securities sold" and "Net change in unrealized appreciation (depreciation) on investments," respectively, in the Statements of operations. Realized and unrealized gains and (losses) on purchased options for the Medical Sciences Long/Short Fund for the year ended September 30, 2014 were $(159) and $1, respectively (000). Realized and unrealized gains and (losses) on purchased options for the Spectrum Fund for the year ended September 30, 2014 were $(2,076) and $66, respectively (000). Any realized and unrealized gains and losses on written option contracts are shown in the Statements of operations under "Net realized gain from written options contracts" and "Net change in unrealized appreciation (depreciation) on written option contracts," respectively. Realized and unrealized gains and (losses) on written options for the Spectrum Fund for the year ended September 30, 2014 were $207 and $(31), respectively (000). The Medical Sciences Long/Short Fund and Spectrum Fund engaged in limited purchased and written option activity during the year ended September 30, 2014, representing less than 1% of each Fund's average monthly fair value amounts of purchased and written options as compared to net assets.

A summary of option contracts written during the year ended September 30, 2014 for Medical Sciences Long/Short Fund and Spectrum Fund is as follows:

Medical Sciences Long/Short Fund	Option contracts	Option premiums (000)
Options outstanding at beginning of year	—	$—
Options written	288	53
Options cancelled in a closing purchase transaction	(64)	(12)
Options exercised	—	—
Options expired	(224)	(41)
Options outstanding at end of year	—	$—
Spectrum Fund	Option contracts	Option premiums (000)
Options outstanding at beginning of year	1,448	$89
Options written	5,420	179
Options cancelled in a closing purchase transaction	(3,159)	(61)
Options exercised	—	—
Options expired	(3,709)	(207)
Options outstanding at end of year	—	$—

Foreign currency translation—The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments in the Statements of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

Expenses—Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets.

Classes—Class specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and distributions—The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

3. Administration, shareholder servicing, distribution and transfer agent agreements:

Turner Investments, L.P. ("Turner," the "Adviser," or the "Administrator") provides administrative services to the Funds under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. Under a separate Sub-administration Agreement between Turner and Citi Fund Services Ohio, Inc. ("Citi" or the "Sub-administrator"), Citi provides sub-administrative services, including certain fund accounting services, to the Trust. For the year ended September 30, 2014, Citi was paid $599 (000) by Turner.

Foreside Fund Services, LLC (the "Distributor") provides distribution services to the Funds under a Distribution Services Agreement.

TURNER FUNDS 2014 ANNUAL REPORT 49

NOTES TO FINANCIAL STATEMENTS

The Funds have adopted a Distribution Plan for Retirement Class Shares and Class C Shares (the "Distribution Plan") under which firms, including the Distributor, that provide distribution services may receive compensation. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees for distribution services not to exceed 0.75% of each Fund's average daily net assets attributable to Retirement Class or Class C Shares that are subject to the arrangement in return for providing a broad range of distribution services. Currently, the Retirement Class Shares of the Midcap Growth Fund pay the Distributor 0.25% and the Class C Shares of the Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund pay the Distributor 0.75% in distribution fees.

The Funds have also adopted Shareholder Services Plans (the "Shareholder Services Plans"). Under the Shareholder Services Plans, service providers are entitled to receive aggregate fees for shareholder services not to exceed 0.25% of each Fund's average daily net assets attributable to Investor Class Shares, Retirement Class Shares and Class C Shares that are subject to the arrangement in return for providing shareholder services. Currently, Investor Class Shares of each Fund, Retirement Class Shares of the Midcap Growth Fund and Class C Shares of the Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund pay 0.25% in shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a Transfer Agency Agreement with the Trust.

Certain officers and trustees of the Trust are also officers or employees of Turner or Citi. With the exception of the Trust's Chief Compliance Officer, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4. Investment advisory agreement:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee that is calculated daily and paid monthly, based on the average daily net assets of the Funds.

Turner has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit total Fund operating expenses (excluding acquired fund fees and expenses and interest expense relating to short sales, except for the Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund, for which Turner includes acquired fund fees and expenses and interest expense relating to short sales in its contractual waiver) to a specified percentage of the average daily net assets of each Fund on an annualized basis through certain dates disclosed in the following table:

	Advisory fee	Expense cap	Date (through)
Medical Sciences Long/Short Fund
Institutional Class	1.50%	1.95%	January 31, 2015
Investor Class	1.50%	2.20%	January 31, 2015
Class C	1.50%	2.95%	January 31, 2015
Spectrum Fund
Institutional Class	1.50%	1.95%	January 31, 2015
Investor Class	1.50%	2.20%	January 31, 2015
Class C	1.50%	2.95%	January 31, 2015
Titan Fund
Institutional Class	1.50%	1.95%	January 31, 2015
Investor Class	1.50%	2.20%	January 31, 2015
Class C	1.50%	2.95%	January 31, 2015
Emerging Growth Fund
Institutional Class	1.00%	1.15%	January 31, 2015
Investor Class	1.00%	1.40%	January 31, 2015
Large Growth Fund
Institutional Class	0.60%	0.69%	January 31, 2015
Investor Class	0.60%	0.94%	January 31, 2015
Midcap Growth Fund
Institutional Class	0.75%	0.93%	January 31, 2015
Investor Class	0.75%	1.18%	January 31, 2015
Retirement Class	0.75%	1.43%	January 31, 2015
Small Cap Growth Fund
Investor Class	1.00%	1.25%	January 31, 2015

5. Contingent deferred sales charges (Class C Shares):

A 1.00% contingent deferred sales charge ("CDSC") will be deducted with respect to Class C Shares of the Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund redeemed within 12 months of purchase. The CDSC will be based on the lower of the original purchase price or the value of the Class C Shares redeemed. The CDSC may be waived for certain investors, as described in the Class C Shares statutory prospectus for the Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund.

50 TURNER FUNDS 2014 ANNUAL REPORT

6. Investment transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments and option contracts written, for the year ended September 30, 2014 were as follows:

	Purchases (000)	Sales (000)
Medical Sciences Long/Short Fund	$151,444	$126,680
Spectrum Fund	1,211,284	1,654,093
Titan Fund	144,518	157,867
Emerging Growth Fund	171,346	285,748
Large Growth Fund	31,086	88,428
Midcap Growth Fund*	316,841	590,508
Small Cap Growth Fund	249,860	353,678

*  Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund's portfolio after the reorganization of the Turner All Cap Growth Fund into the Midcap Growth Fund are excluded from these amounts. The cost of purchases excluded were $13,336 (000).

7. Federal tax policies and information:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains, if any, are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, foreign currency transactions, net operating losses, return of capital distributions, equalization and investments in partnerships and passive foreign investment companies. The character and timing of dividends from net investment income and distributions from net realized gains distributed during the fiscal year may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Any available tax equalization will be applied prorata to short-term capital gains and to long-term capital gains, and then to net investment income, as applicable.

Withholding taxes on dividends and net realized capital gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Accordingly, the following permanent differences have been reclassified to/from the following accounts during the fiscal year ended September 30, 2014:

	Undistributed net investment income (000)	Accumulated net realized gain (loss) (000)	Portfolio capital (000)
Medical Sciences Long/Short Fund	$740	$(1,235)	$495
Spectrum Fund	3,105	(5,010)	1,905
Titan Fund	471	(903)	432
Emerging Growth Fund	3,464	(13,555)	10,091
Large Growth Fund	(8)	22	(14)
Midcap Growth Fund	1,327	1,167	(2,494)
Small Cap Growth Fund	553	(553)	—

The tax character of dividends and distributions declared during the years ended September 30, 2014 and September 30, 2013 were as follows:

	Ordinary income (000)	Long-term capital gain (000)	Return of capital (000)	Total (000)
Medical Sciences Long/Short Fund
2014	$331	$385	$—	$716
Titan Fund
2014	$—	$278	$—	$278
2013	367	—	—	367
Emerging Growth Fund
2014	$—	$38,752	$—	$38,752
2013	—	32,864	—	32,864
Large Growth Fund
2014	$—	$—	$—	$—
2013	1,179	—	—	1,179
Midcap Growth Fund
2014	$17,823	$67,608	$—	$85,431
2013	739	7,407	—	8,146
Small Cap Growth Fund
2014	$4,658	$36,321	$—	$40,979
2013	—	15,983	—	15,983

TURNER FUNDS 2014 ANNUAL REPORT 51

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed ordinary income (000)	Undistributed long-term capital gains (000)	Capital loss carryforward (000)	Post- October losses (000)	Late-year ordinary losses (000)	Unrealized appreciation (depreciation) (000)	Total distributable earnings (accumulated losses) (000)
Medical Sciences Long/Short Fund	$1,263	$749	$—	$—	$—	$1,196	$3,208
Spectrum Fund	—	23,520	—	—	(6,549)	5,553	22,524
Titan Fund	673	704	—	—	—	598	1,975
Emerging Growth Fund	420	58,274	—	—	—	24,626	83,320
Large Growth Fund	72	—	(50,589)	—	—	6,243	(44,274)
Midcap Growth Fund	706	87,661	(4,831)	—	—	49,275	132,811
Small Cap Growth Fund	—	44,059	—	(1,088)	(323)	18,106	60,754

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as "late year ordinary loss") may be deferred and treated as having arisen in the following fiscal year.

As of the end of their latest tax year end of September 30, 2014, the Funds in the following tables had capital loss carryforwards ("CLCFs"). CLCFs not subject to expiration must be used prior to using any CLCFs that are subject to expiration. A summary of these CLCFs is detailed in the tables below:

The Funds did not have any CLCFs that are not subject to expiration.

CLCFs subject to expiration:

	Expiring September 30,
	2016 (000)	2017 (000)	2018 (000)	Total (000)
Large Growth Fund	$—	$1,330	$49,259	$50,589
Midcap Growth Fund	2,441	2,390	—	4,831

As of August 29, 2014, the Midcap Growth Fund credited accumulated net realized loss $95 (000) and charged paid-in-capital $21,343 (000) and unrealized appreciation $3,415 (000) due to the Turner All Cap Growth Fund merger with Midcap Growth Fund.

As of January 18, 2013, the Large Growth Fund credited accumulated net realized loss $20,921 (000) and charged paid-in-capital $35,249 (000) and unrealized appreciation $1,373 (000) due to the Turner Concentrated Growth Fund merger with Large Growth Fund. As of March 7, 2011, the Large Growth Fund credited accumulated net realized loss $12,828 (000) and charged paid-in-capital $123,626 (000) and unrealized appreciation $31,165 (000) due to the Turner Large Cap Growth Fund's merger with Large Growth Fund. Internal Revenue Code Section 382 limits the amount of annual CLCFs available for use.

During the year ended September 30, 2014, Spectrum Fund, Large Growth Fund and Midcap Growth Fund utilized $13,866, $15,659 and $578, respectively (000), of CLCFs.

At September 30, 2014, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by each Fund, excluding securities sold short and written options, were as follows:

	Federal tax cost (000)	Unrealized appreciation (000)	Unrealized depreciation (000)	Net unrealized appreciation (000)
Medical Sciences Long/Short Fund	$45,057	$7,224	$(5,511)	$1,713
Spectrum Fund	128,983	12,933	(7,487)	5,446
Titan Fund	9,549	860	(354)	506
Emerging Growth Fund	146,090	34,511	(9,884)	24,627
Large Growth Fund	32,756	6,608	(367)	6,241
Midcap Growth Fund	202,795	51,473	(2,201)	49,272
Small Cap Growth Fund	135,127	24,371	(6,264)	18,107

52 TURNER FUNDS 2014 ANNUAL REPORT

For the current open tax year and for all major jurisdictions, management has evaluated the tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the Funds upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Funds would be recorded as a tax benefit or expense in the current period. For the year ended September 30, 2014, the Funds did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expenses are zero, with no interim additions, reductions or settlements.

8. Loans of portfolio securities:

The Funds may lend securities in their portfolios pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned based on the previous day's market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. Cash collateral received is invested in the Dollar Shares of the BlackRock Liquidity Funds TempCash, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on the projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement ("MSLA") which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

The following Funds had securities on loan and had invested cash collateral, subject to offset under a MSLA, with the following values as of September 30, 2014:

Fund	Value of Securities on Loan (000)	Value of Collateral Received (000)*	Net Amount (000)
Emerging Growth Fund	$27,002	$27,002	$—
Large Growth Fund	1,425	1,425	—
Midcap Growth Fund	12,535	12,535	—
Small Cap Growth Fund	20,720	20,720	—

*  The actual value of collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Statements of assets and liabilities.

9. Concentration/risks:

Certain Funds invest a high percentage of their assets in specific market sectors in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to positive or negative economic, political, and regulatory developments in a particular market sector of the market and may experience the effect of this increased volatility on the Fund's net asset value and a magnified effect on the Fund's total return.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest companies in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

10. Fund Merger — Midcap Growth Fund:

On August 29, 2014, the Midcap Growth Fund acquired all of the net assets of the Turner All Cap Growth Fund ("All Cap Growth Fund"), an open-end investment company, pursuant to a Plan of Reorganization approved by the All Cap Growth Fund's shareholders at a meeting held on August 22, 2014. The purpose of the transaction was to combine the two Funds managed by the Adviser with similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 426,504 Investor Class shares of the Midcap Growth Fund, valued at $16,748 (000), for 1,425,928 Investor Class shares of the All Cap Growth Fund outstanding on August 29, 2014. The exchange ratio (Midcap Growth Fund shares issued/All Cap Growth Fund shares outstanding) was 0.299:1 for the Investor Class.

The investment portfolio of the All Cap Growth Fund, with a fair value of $16,742 (000) and identified cost of $13,327 (000) at August 29, 2014, was the principal asset acquired by the Midcap Growth Fund. For financial reporting purposes, assets received and shares issued by the Midcap Growth Fund were recorded at fair value;

TURNER FUNDS 2014 ANNUAL REPORT 53

NOTES TO FINANCIAL STATEMENTS

however, the cost basis of the investments received from the All Cap Growth Fund was carried forward to align ongoing reporting of the Midcap Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Upon the business combination of the Funds on August 29, 2014, the net assets of the All Cap Growth Fund, which included portfolio capital of $21,343 (000), accumulated net investment loss of $95 (000), accumulated realized losses of $7,915 (000) and unrealized gains of $3,415 (000), combined with the Midcap Growth Fund were $254,640 (000). The undistributed net investment income and unrealized gains of the All Cap Growth Fund may be distributed by the Midcap Growth Fund in future periods. Immediately prior to the merger, the net assets (000) of the All Cap Growth Fund and the Midcap Growth Fund were $16,748 (000) and $237,892 (000), respectively. All fees and expenses incurred by the All Cap Growth Fund and the Midcap Growth Fund directly in connection with the Plan of Reorganization were borne by the Adviser.

Assuming the acquisition had been completed on October 1, 2013, the beginning of the annual reporting period of the Midcap Growth Fund, the Fund's pro forma results of operations for the year ended September 30, 2014, are as follows (000):

Net investment income/(loss):	$(1,355)
Net realized/unrealized gains/(losses):	47,180
Change in net assets resulting from operations:	$45,825

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the All Cap Growth Fund that have been included in the Midcap Growth Fund's Statement of operations since August 29, 2014.

11. Fund Merger — Large Growth Fund:

On January 18, 2013, the Large Growth Fund acquired all of the net assets of the Turner Concentrated Growth Fund ("Concentrated Growth Fund"), an open-end investment company, pursuant to a Plan of Reorganization approved by the Concentrated Growth Fund shareholders on January 9, 2013. The purpose of the transaction was to combine the two Funds managed by the Adviser with similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 1,216,063 Investor Class shares of the Large Growth Fund, valued at $15,614 (000), for 2,025,116 Investor Class shares of the Concentrated Growth Fund outstanding on January 18, 2013. The exchange ratio (Large Growth Fund shares issued/Concentrated Growth Fund shares outstanding) was 0.60:1 for the Investor Class.

The investment portfolio of the Concentrated Growth Fund, with a fair value of $16,717 (000) and identified cost of $15,344 (000) at January 18, 2013, was the principal asset acquired by the Large Growth Fund. For financial reporting purposes, assets received and shares issued by the Large Growth Fund were recorded at fair value; however, the cost basis of the investments received from the Concentrated Growth Fund was carried forward to align ongoing reporting of the Large Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Upon the business combination of the Funds on January 18, 2013, the net assets of the Concentrated Growth Fund, which included portfolio capital of $35,249 (000), accumulated net investment loss of $87 (000), accumulated realized losses of $20,921 (000) and unrealized gains of $1,373 (000), combined with the Large Growth Fund were $225,958 (000). The undistributed net investment income and unrealized gains of the Concentrated Growth Fund may be distributed by the Large Growth Fund in future periods. Immediately prior to the merger, the net assets (000) of the Concentrated Growth Fund and the Large Growth Fund were $15,614 (000) and $210,344 (000), respectively. All fees and expenses incurred by the Concentrated Growth Fund and the Large Growth Fund directly in connection with the Plan of Reorganization were borne by the Adviser.

Assuming the acquisition had been completed on October 1, 2012, the beginning of the annual reporting period of the Large Growth Fund, the Fund's pro forma results of operations for the year ended Returns the end of the date range, are as follows (000):

Net investment income/(loss):	$1,012
Net realized/unrealized gains/(losses):	14,238
Change in net assets resulting from operations:	$15,250

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Concentrated Growth Fund that have been included in the Large Growth Fund's Statement of operations since January 18, 2013.

12. Subsequent Events:

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of September 30, 2014.

54 TURNER FUNDS 2014 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Turner Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Turner Funds, comprising the Turner Medical Sciences Long/Short Fund, Turner Spectrum Fund, Turner Titan Fund, Turner Emerging Growth Fund, Turner Large Growth Fund, Turner Midcap Growth Fund, and Turner Small Cap Growth Fund (collectively, the Funds), as of September 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising the Turner Funds referred to above as of September 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
November 24, 2014

TURNER FUNDS 2014 ANNUAL REPORT 55

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a September 30, 2014 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2014 year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended September 30, 2014, each portfolio is designating the following items with regard to distributions paid during the year.

	Dividends qualifying for corporate dividends receivable deduction(1)	Qualifying dividend income(2)	Short-term capital gain(3) (000)		Long-term capital gain(4) (000)
Medical Sciences Long/Short Fund	4.41%	7.83%	$641	(5)	$570	(5)
Spectrum Fund	0.00%	0.00%	—		1,905	(6)
Titan Fund	12.94%	12.66%	211	(7)	499	(7)
Emerging Growth Fund	0.00%	0.00%	71	(8)	48,615	(8)
Large Growth Fund	0.00%	0.00%	—		—
Midcap Growth Fund	26.44%	27.63%	17,823		67,608
Small Cap Growth Fund	41.87%	42.20%	4,658		36,321

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions."

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" and is reflected as a percentage of "Ordinary Income Distributions" which may be subject to a maximum tax rate of 23.8% for individual taxpayers.

(3)  The amount in this column represents the amount of "Short-Term Capital Gain" as designated in accordance with Section 871(k)(2) and 881(e) of the Internal Revenue Code. This designation is not applicable to U.S. citizens or U.S. resident shareholders.

(4)  The amount in this column represents the amount of "Long-Term Capital Gain" as designated by each applicable fund.

(5)  Pursuant to Section 852 of the Internal Revenue Code, $311 (000) of the amount designated as short-term capital gains distributions and $184 (000) of the amount designated as long-term capital gains distributions was distributed in connection with share redemptions.

(6)  Pursuant to Section 852 of the Internal Revenue Code, $1,905 (000) of the amount designated as long-term capital gains distributions was distributed in connection with share redemptions.

(7)  Pursuant to Section 852 of the Internal Revenue Code, $211 (000) of the amount designated as short-term capital gains distributions and $221 (000) of the amount designated as long-term capital gains distributions was distributed in connection with share redemptions.

(8)  Pursuant to Section 852 of the Internal Revenue Code, $71 (000) of the amount designated as short-term capital gains distributions and 9,863 (000) of the amount designated as long-term capital gains distributions was distributed in connection with share redemptions.

The information reported herein may differ from the information and distributions taxable to the Shareholders for the calendar year ended December 31, 2014. Complete information will be computed and reported in conjunction with your 2014 Form 1099-DIV.

56 TURNER FUNDS 2014 ANNUAL REPORT

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these on-going costs, which include (among others) costs for portfolio management, distribution (12b-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below and on the next page illustrates your Fund's costs in two ways:

• Actual Fund Return. This section helps you estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

• Hypothetical 5% Return. This section helps you compare your Fund's cost with those of other mutual funds. It provides information about hypothetical account values and expenses based on the Fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund's actual return — the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratios	Expenses Paid During Period*
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,051.30	1.95%	$10.03
Hypothetical 5% Return	1,000.00	1,015.29	1.95	9.85
Turner Medical Sciences Long/Short Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,050.80	2.20	11.31
Hypothetical 5% Return	1,000.00	1,014.04	2.20	11.11
Turner Medical Sciences Long/Short Fund — Class C Shares
Actual Fund Return	1,000.00	1,046.30	2.95	15.13
Hypothetical 5% Return	1,000.00	1,010.28	2.95	14.87
Turner Spectrum Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,000.80	1.95	9.78
Hypothetical 5% Return	1,000.00	1,015.29	1.95	9.85
Turner Spectrum Fund — Investor Class Shares
Actual Fund Return	1,000.00	999.20	2.20	11.03
Hypothetical 5% Return	1,000.00	1,014.04	2.20	11.11
	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratios	Expenses Paid During Period*
Turner Spectrum Fund — Class C Shares
Actual Fund Return	$1,000.00	$995.60	2.95%	$14.76
Hypothetical 5% Return	1,000.00	1,010.28	2.95	14.87
Turner Titan Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,027.00	1.95	9.91
Hypothetical 5% Return	1,000.00	1,015.29	1.95	9.85
Turner Titan Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,024.40	2.20	11.16
Hypothetical 5% Return	1,000.00	1,014.04	2.20	11.11
Turner Titan Fund — Class C Shares
Actual Fund Return	1,000.00	1,021.40	2.95	14.95
Hypothetical 5% Return	1,000.00	1,010.28	2.95	14.87
Turner Emerging Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	922.00	1.15	5.54
Hypothetical 5% Return	1,000.00	1,019.30	1.15	5.82

TURNER FUNDS 2014 ANNUAL REPORT 57

(Unaudited)

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratios	Expenses Paid During Period*
Turner Emerging Growth Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$920.90	1.40%	$6.74
Hypothetical 5% Return	1,000.00	1,018.05	1.40	7.08
Turner Large Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,043.10	0.69	3.53
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50
Turner Large Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,041.70	0.94	4.81
Hypothetical 5% Return	1,000.00	1,020.36	0.94	4.76
Turner Midcap Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	996.60	0.93	4.65
Hypothetical 5% Return	1,000.00	1,020.41	0.93	4.71
	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratios	Expenses Paid During Period*
Turner Midcap Growth Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$994.70	1.18%	$5.90
Hypothetical 5% Return	1,000.00	1,019.15	1.18	5.97
Turner Midcap Growth Fund — Retirement Class Shares
Actual Fund Return	1,000.00	994.70	1.43	7.15
Hypothetical 5% Return	1,000.00	1,017.90	1.43	7.23
Turner Small Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	970.50	1.25	6.17
Hypothetical 5% Return	1,000.00	1,018.80	1.25	6.33

  *  Unless otherwise indicated, expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period from 4/1/14 - 9/30/14).

58 TURNER FUNDS 2014 ANNUAL REPORT

TRUSTEE AND OFFICERS OF THE TRUST (Unaudited)

Name, address and age(1)	Position held with Trust and length of service(2)	Principal occupation(s) during past 5 years	Number of portfolios in complex overseen by trustee	Other directorships held
Interested Trustee*
Stephen J. Negrotti (63)	Trustee (since 2014); President (since 2014)	President and Chief Executive Officer (since 2014), Turner; Partner (1986-2011), Ernst & Young LLP.	7	None

* Mr. Negrotti is deemed to be an "Interested Trustee" by virtue of his relationship with Turner.

Non-Interested Trustees
Alfred C. Salvato (56)	Chairman of the Board (since 2004); Trustee (since 1996)	Senior Vice President of Finance and Chief Investment Officer (since 2003) and Treasurer (since 1995), Thomas Jefferson University.	7	None
Janet F. Sansone (69)	Trustee (since 1996)	Chief Management Officer, United States Government Printing Office (2008-2010); Self-employed Consultant (since 1999).	7	None
John T. Wholihan (76)	Trustee (since 1996)	Dean Emeritus (since 2007), Professor (since 1984) and Dean (1984-2007), College of Business Administration, Loyola Marymount University.	7	None
Executive Officers
Bashir C. Asad 3435 Stelzer Road, Columbus, OH 43219 (51)	Controller and Chief Financial Officer (since 2014)	Senior Vice President and Head of Fund Adminstration Department (since 2013), Senior Vice President (since 2010) and Vice President (since 2007), Citi Fund Services.	N/A	N/A
Brian F. McNally (56)	Vice-President (since 2002), Secretary and Chief Compliance Officer (since 2004)	General Counsel and Chief Compliance Officer (since 2004), Deputy General Counsel (2002-2004), Turner.	N/A	Turner Funds plc (since 2008).
William Speacht (44)	Vice-President (since 2013)	Director of Fund Administration (since 2013), Deputy Chief Compliance Officer and Anti-Money Laundering Officer (since 2006), Turner; Compliance Officer (1997-2006), Delaware Investments.	N/A	N/A

(1)  Each Trustee and executive officer, unless noted otherwise, may be contacted by writing to such Trustee or Officer c/o Turner Funds, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, Attn: Turner Chief Legal Officer.

(2)  Each Officer serves a one-year term. All Trustees elected to office on or after February 19, 2010, are subject to a 12-year term of office ending on December 31st of the 12 year anniversary of the year in which he or she was first elected to the position of Trustee, subject to a one-time renewal for a second 12-year term by vote of a majority of the Trustees, including a majority of the "non-interested" Trustees. Additionally, each Trustee who had not reached the age of 70 as of December 31, 2009, is subject to a retirement age of 75, so that any Trustee who reaches such age shall resign as of the December 31st immediately following his or her 75th birthday. All other Trustees serve until his or her respective successor has been duly elected and qualified.

Trustee and Officer information is as of September 30, 2014.

The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1.800.224.6312.

TURNER FUNDS 2014 ANNUAL REPORT 59

Turner Funds

Turner Funds' trustees

Alfred C. Salvato

Chief Investment Officer & Treasurer

Thomas Jefferson University

Janet F. Sansone

Executive Director

JFS Consulting

Stephen J. Negrotti

President and Chief Executive Officer

Turner Investments, L.P.

Dr. John T. Wholihan

Professor (Retired), Dean Emeritus, College of Business

Loyola Marymount University

Investment adviser

Turner Investments, L.P.

Berwyn, Pennsylvania

Distributor

Foreside Fund Services, LLC

Portland, Maine

Administrator

Turner Investments, L.P.

Berwyn, Pennsylvania

Independent Registered Public Accounting Firm

KPMG LLP

Philadelphia, Pennsylvania

This report was prepared for shareholders of the Turner Funds. It may be distributed to others only if preceded or accompanied by a Turner Funds' Prospectus, which contains detailed information. All Turner Funds are offered by prospectus only.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's Web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board of Trustees of the Turner Funds has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investments, L.P. Turner Investments, L.P. will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) via the Funds' Web site, www.turnerinvestments.com; (ii) on the Commission's Web site at http://www.sec.gov; and (iii) without charge by calling 1.800.224.6312.

60 TURNER FUNDS 2014 ANNUAL REPORT

Turner Funds

P.O. Box 219805

Kansas City, Missouri 64121-9805

Telephone: 1.800.224.6312

Email: mutualfunds@turnerinvestments.com

Web Site: www.turnerinvestments.com

TUR-AR-002-0311

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Turner Funds has determined that the Board’s Audit Committee does not have an “audit committee financial expert,” as the Securities and Exchange Commission has defined that term.  After carefully considering all of the factors involved in the definition of “audit committee financial expert,” the Board determined that none of the members of the Audit Committee possessed all five attributes in the definition, although some members of the Audit Committee possessed some of the attributes.  The Board also determined that the Audit Committee members have general financial expertise, and given the size and types of the Turner Funds and in light of the nature of the accounting and valuation issues presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Trust

KPMG billed the Trust the aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

	2014			2013
	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees (1)	$230,150	N/A	N/A	$240,000	N/A	N/A
(b) Audit-Related Fees (2)	$15,000	N/A	N/A	$12,500	N/A	N/A
(c) Tax Fees (3)	$96,964	N/A	N/A	$113,704	N/A	N/A
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1) Audit Fees include fees related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2) Audit-Related Fees relate to consents issued in connection with review of registration statements.

(3) Tax Fees consist of tax compliance services for the Trust.  These services primarily included preparation of federal and state income tax returns and federal excise tax returns, as well as review of annual excise distribution requirements.

(e)(1) The Audit Committee has delegated pre-approval of non-audit services to the Chairman of the Audit Committee, subject to ratification by the Audit Committee.

(e)(2)  Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2014	2013
Audit-Related Fees	0.00%	0.00%
Tax Fees	0.00%	0.00%
All Other Fees	0.00%	0.00%

(f)  Not applicable.

(g)  The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $96,964 and $113,704 for 2014 and 2013, respectively, as described above.

(h)  The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s Investment Adviser and any entity controlling, controlled by, or under common control with the Investment Adviser that provides on-going services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.         Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.         Schedule of Investments.

Schedule of Investments is included as part of report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant’s last proxy solicitation.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) of the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Registrant’s Code of Ethics for Principal Executive and Senior Financial Officer is incorporated herein by reference to Exhibit 12(a)(1) if the registrant’s Form N-CSR filed on December 7, 2012, which is the most current document.

(a)(2) A separate certification for the Principal Executive Officer and the Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Turner Funds

By (Signature and Title)	/s/ Stephen J. Negrotti
Stephen J. Negrotti, President (Principal Executive Officer)

Date	December 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen J. Negrotti
Stephen J. Negrotti, President (Principal Executive Officer)

Date	December 8, 2014

By (Signature and Title)	/s/ Bashir Asad
Bashir Asad, Controller and Chief Financial Officer (Principal Financial Officer)

Date	December 8, 2014